NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 8, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVGIB	53,739	$1,358,234	$1,527,796	$-	$1,527,796	$57	$1,527,739	$1,527,739	$-	$1,527,739
ALVIVB	14,078	206,348	201,873	-	201,873	18	201,855	201,855	-	201,855
ALVPGB	18,933	971,527	1,353,903	-	1,353,903	25	1,353,878	1,353,878	-	1,353,878
ALVSVB	119,637	2,202,021	2,056,558	17	2,056,575	-	2,056,575	2,056,575	-	2,056,575
MLVGA3	101,440	1,411,377	1,652,462	-	1,652,462	67	1,652,395	1,652,395	-	1,652,395
DSIF	9,608	424,809	617,529	70	617,599	-	617,599	617,599	-	617,599
DSIFS	31,175	1,517,482	2,006,761	-	2,006,761	50	2,006,711	2,006,711	-	2,006,711
DSRG	2,175	71,893	102,766	61	102,827	-	102,827	102,827	-	102,827
DVMCSS	3,428	51,186	68,015	15	68,030	-	68,030	68,030	-	68,030
DVSCS	11,596	189,666	221,023	-	221,023	26	220,997	220,997	-	220,997
ETVFR	3,715	33,881	33,542	5	33,547	-	33,547	33,547	-	33,547
FHIBS	269,497	1,722,985	1,719,393	8	1,719,401	-	1,719,401	1,699,074	20,327	1,719,401
FQB	82,518	895,815	975,365	6	975,371	-	975,371	975,371	-	975,371
FQBS	107,546	1,177,618	1,267,972	7	1,267,979	-	1,267,979	1,255,763	12,216	1,267,979
FVK2	2,678	46,045	68,172	-	68,172	31	68,141	68,141	-	68,141
FVU2S	33,120	347,437	367,296	12	367,308	-	367,308	367,308	-	367,308
FAM2	31,993	472,641	529,803	-	529,803	42	529,761	529,761	-	529,761
FAMG2	19,257	295,106	416,906	-	416,906	27	416,879	416,879	-	416,879
FAMGP	44,443	787,637	977,752	-	977,752	57	977,695	977,695	-	977,695
FAMGS	23,650	352,076	515,564	40	515,604	-	515,604	515,604	-	515,604
FAMP	91,426	1,423,621	1,557,905	243	1,558,148	-	1,558,148	1,558,148	-	1,558,148
FAMS	47,424	693,595	799,562	39	799,601	-	799,601	799,601	-	799,601
FB2	60,210	982,267	1,363,165	2	1,363,167	-	1,363,167	1,363,167	-	1,363,167
FBP	509,717	8,559,034	11,871,318	21	11,871,339	-	11,871,339	11,844,915	26,424	11,871,339
FBS	95,311	1,585,834	2,202,639	-	2,202,639	44	2,202,595	2,202,595	-	2,202,595
FDCA2	90,055	1,093,824	1,507,519	1	1,507,520	-	1,507,520	1,507,520	-	1,507,520
FDCAS	19,087	217,226	326,964	13	326,977	-	326,977	326,977	-	326,977
FEI2	321,763	6,829,919	7,458,467	-	7,458,467	6	7,458,461	7,458,461	-	7,458,461
FEIP	289,529	6,270,087	6,919,745	-	6,919,745	187	6,919,558	6,905,253	14,305	6,919,558
FEIS	259,651	5,548,107	6,164,123	-	6,164,123	16	6,164,107	6,164,107	-	6,164,107
FG2	93,635	5,662,539	9,417,807	-	9,417,807	68	9,417,739	9,417,739	-	9,417,739
FGI2	149,676	2,583,208	3,250,954	-	3,250,954	30	3,250,924	3,250,924	-	3,250,924
FGIP	192,041	3,450,355	4,294,031	-	4,294,031	113	4,293,918	4,293,354	564	4,293,918
FGIS	223,963	3,870,102	4,954,062	4	4,954,066	-	4,954,066	4,892,222	61,844	4,954,066
FGP	138,830	8,216,523	14,299,494	1,910	14,301,404	-	14,301,404	14,300,467	937	14,301,404

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FGS	125,431	6,920,609	12,846,671	-	12,846,671	12	12,846,659	12,846,659	-	12,846,659
FHI2	330,513	1,755,229	1,682,310	-	1,682,310	9	1,682,301	1,682,301	-	1,682,301
FHIP	888,462	4,877,389	4,717,735	89	4,717,824	-	4,717,824	4,704,691	13,133	4,717,824
FHIS	428,732	2,322,391	2,255,130	-	2,255,130	26	2,255,104	2,255,104	-	2,255,104
FIGBP	500,843	6,418,706	7,056,874	-	7,056,874	63	7,056,811	7,056,811	-	7,056,811
FIP	69,091	13,625,215	25,673,529	83	25,673,612	-	25,673,612	25,673,612	-	25,673,612
FMC2	309,111	9,927,043	11,526,744	-	11,526,744	82	11,526,662	11,523,123	3,539	11,526,662
FMCP	52,166	1,714,846	2,019,862	11	2,019,873	-	2,019,873	2,019,873	-	2,019,873
FMCS	185,252	5,850,806	7,091,433	-	7,091,433	93	7,091,340	7,091,340	-	7,091,340
FMMP	4,758,058	4,758,058	4,758,058	-	4,758,058	40	4,758,018	4,758,018	-	4,758,018
FO2	77,145	1,556,442	2,025,050	-	2,025,050	7	2,025,043	2,025,043	-	2,025,043
FOP	217,915	3,653,426	5,779,095	525	5,779,620	-	5,779,620	5,779,620	-	5,779,620
FOS	64,211	1,118,320	1,695,170	1	1,695,171	-	1,695,171	1,695,171	-	1,695,171
FV2	21,667	307,456	340,172	-	340,172	2	340,170	340,170	-	340,170
FVS	12,658	171,856	202,016	-	202,016	17	201,999	201,999	-	201,999
FVSS	8,824	112,774	119,206	-	119,206	46	119,160	119,160	-	119,160
FVSS2	65,315	868,526	893,515	80	893,595	-	893,595	890,455	3,140	893,595
FTVFA2	90,393	573,445	490,836	12	490,848	-	490,848	490,848	-	490,848
FTVRDI	31,898	829,053	962,364	92	962,456	-	962,456	962,456	-	962,456
TIF	5,845	70,007	79,322	-	79,322	2	79,320	79,320	-	79,320
ACC2	162,330	2,646,297	2,608,651	28	2,608,679	-	2,608,679	2,608,679	-	2,608,679
ACEG2	28,121	1,535,992	2,370,901	198	2,371,099	-	2,371,099	2,343,903	27,196	2,371,099
AVCE2	12,779	408,563	386,942	-	386,942	50	386,892	386,892	-	386,892
AVGI	1,490	51,777	45,347	7	45,354	-	45,354	45,354	-	45,354
AVIE2	1,790	51,112	74,953	-	74,953	29	74,924	74,924	-	74,924
AVMCCI	12,411	145,912	131,187	-	131,187	1	131,186	131,186	-	131,186
OVAG	180	13,007	19,285	-	19,285	5	19,280	19,280	-	19,280
OVAG2	1,539	104,618	150,920	-	150,920	27	150,893	150,893	-	150,893
OVGIS	130,834	3,632,151	3,859,596	92	3,859,688	-	3,859,688	3,859,688	-	3,859,688
OVGS	4,552	185,814	237,260	-	237,260	25	237,235	237,235	-	237,235
OVGSS	62,722	2,458,724	3,221,406	36	3,221,442	-	3,221,442	3,183,692	37,750	3,221,442
OVIGS	21,004	54,759	63,852	-	63,852	6	63,846	63,846	-	63,846
OVSB	17,492	89,166	84,659	-	84,659	4	84,655	84,655	-	84,655
OVSBS	466,277	2,441,680	2,331,387	38	2,331,425	-	2,331,425	2,331,425	-	2,331,425
OVSC	13,680	320,380	375,100	81	375,181	-	375,181	375,181	-	375,181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSCS	11,045	267,055	297,229	3	297,232	-	297,232	297,232	-	297,232
WRASP	23,047	224,612	240,665	-	240,665	5	240,660	240,660	-	240,660
LZREMS	4,084	75,867	86,298	10	86,308	-	86,308	86,308	-	86,308
M2IGSS	52,934	962,925	1,305,877	-	1,305,877	6	1,305,871	1,305,871	-	1,305,871
MMCGSC	195,801	1,659,513	2,257,585	-	2,257,585	58	2,257,527	2,257,527	-	2,257,527
MNDSC	70,718	1,182,306	1,669,654	-	1,669,654	76	1,669,578	1,669,578	-	1,669,578
MVFSC	105,462	1,964,234	2,105,026	28	2,105,054	-	2,105,054	2,091,290	13,764	2,105,054
MVIVSC	21,419	540,207	738,319	-	738,319	8	738,311	738,311	-	738,311
MSVF2	35,243	385,482	411,637	-	411,637	197	411,440	405,541	5,899	411,440
GBF	349,070	3,874,328	3,940,995	48	3,941,043	-	3,941,043	3,935,476	5,567	3,941,043
GEM2	61,068	734,574	901,371	64	901,435	-	901,435	901,435	-	901,435
GVAAA2	141,882	3,517,536	3,786,835	20	3,786,855	-	3,786,855	3,786,855	-	3,786,855
GVABD2	40,353	471,705	509,662	-	509,662	16	509,646	509,646	-	509,646
GVAGG2	42,551	1,320,698	1,712,695	56	1,712,751	-	1,712,751	1,712,751	-	1,712,751
GVAGI2	11,968	629,784	675,341	6	675,347	-	675,347	675,347	-	675,347
GVAGR2	30,872	2,514,673	3,729,935	99	3,730,034	-	3,730,034	3,730,034	-	3,730,034
GVDMA	1,071,179	12,436,420	14,086,006	-	14,086,006	17	14,085,989	14,085,989	-	14,085,989
GVDMC	523,059	5,737,836	5,884,411	-	5,884,411	12	5,884,399	5,884,399	-	5,884,399
GVEX2	33,024	664,788	733,458	-	733,458	4	733,454	733,454	-	733,454
GVIDA	208,928	2,586,827	2,726,515	-	2,726,515	54	2,726,461	2,726,461	-	2,726,461
GVIDC	351,840	3,625,368	3,708,398	-	3,708,398	50	3,708,348	3,708,348	-	3,708,348
GVIDM	1,790,711	20,673,280	21,613,884	-	21,613,884	11	21,613,873	21,613,873	-	21,613,873
HIBF	7,359	48,440	48,202	-	48,202	6	48,196	48,196	-	48,196
MCIF	13,031	302,045	298,810	-	298,810	32	298,778	298,778	-	298,778
MCIF2	101,255	2,231,269	2,292,416	-	2,292,416	50	2,292,366	2,292,366	-	2,292,366
NVAMV2	6,537	102,286	97,080	-	97,080	15	97,065	97,065	-	97,065
NVAMVZ	119,841	1,514,634	1,768,853	163	1,769,016	-	1,769,016	1,751,924	17,092	1,769,016
NVCBD1	964	10,641	11,034	-	11,034	7	11,027	11,027	-	11,027
NVCBD2	51,364	565,064	586,059	-	586,059	1	586,058	586,058	-	586,058
NVCCA2	58,218	602,112	617,108	3	617,111	-	617,111	617,111	-	617,111
NVCCN2	29,829	311,823	325,134	-	325,134	15	325,119	325,119	-	325,119
NVCMA2	4,881	43,005	46,416	-	46,416	16	46,400	46,400	-	46,400
NVCMC2	28,533	306,716	315,865	-	315,865	11	315,854	315,854	-	315,854
NVCMD2	186,200	2,065,949	2,018,408	-	2,018,408	12	2,018,396	2,018,396	-	2,018,396
NVCRA2	6,939	66,928	75,149	-	75,149	13	75,136	75,136	-	75,136

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVCRB2	55,461	618,643	620,053	-	620,053	28	620,025	620,025	-	620,025
NVDBL2	46,389	719,247	751,500	-	751,500	15	751,485	751,485	-	751,485
NVDCA2	2,466	43,162	45,169	17	45,186	-	45,186	45,186	-	45,186
NVIE6	5,864	59,296	67,441	8	67,449	-	67,449	67,449	-	67,449
NVLCP2	31,366	357,842	383,603	-	383,603	3	383,600	383,600	-	383,600
NVMIG6	2,465	24,917	29,599	11	29,610	-	29,610	29,610	-	29,610
NVMIVX	2,219	20,269	23,880	30	23,910	-	23,910	23,910	-	23,910
NVMIVZ	26,653	243,420	286,790	-	286,790	22	286,768	283,322	3,446	286,768
NVMLG2	3,544	28,137	30,865	-	30,865	9	30,856	30,856	-	30,856
NVMMG2	14,870	154,125	189,144	-	189,144	14	189,130	189,130	-	189,130
NVMMV2	27,068	262,206	210,859	-	210,859	9	210,850	210,850	-	210,850
NVNMO2	5,941	65,085	71,467	1	71,468	-	71,468	71,468	-	71,468
NVNSR1	804	10,972	11,326	2	11,328	-	11,328	11,328	-	11,328
NVNSR2	1,294	17,378	18,208	-	18,208	-	18,208	18,208	-	18,208
NVOLG1	2,662,746	46,818,318	50,166,133	2,868	50,169,001	-	50,169,001	50,135,991	33,010	50,169,001
NVOLG2	2,215,396	39,259,207	41,250,680	-	41,250,680	1,311	41,249,369	41,229,609	19,760	41,249,369
NVRE2	138,130	896,825	990,391	26	990,417	-	990,417	990,417	-	990,417
NVSTB2	4,901	50,356	50,919	-	50,919	4	50,915	50,915	-	50,915
NVTIV3	238	2,278	2,561	-	2,561	5	2,556	2,556	-	2,556
SAM	9,714,055	9,714,055	9,714,055	-	9,714,055	35	9,714,020	9,714,020	-	9,714,020
SCF	15,112	293,964	302,087	-	302,087	14	302,073	302,073	-	302,073
SCF2	52,396	925,153	957,280	-	957,280	57	957,223	952,791	4,432	957,223
SCGF2	32,562	470,108	562,025	65	562,090	-	562,090	562,090	-	562,090
SCVF	7,244	79,585	63,533	-	63,533	6	63,527	63,527	-	63,527
SCVF2	94,604	1,000,202	790,891	-	790,891	89	790,802	790,802	-	790,802
TRF2	1,272	28,287	29,787	-	29,787	7	29,780	29,780	-	29,780
AMSRS	4,503	99,448	138,208	-	138,208	45	138,163	138,163	-	138,163
PMVEBD	30	375	401	-	401	5	396	396	-	396
PMVFAD	7,043	73,485	74,166	-	74,166	8	74,158	74,158	-	74,158
PMVLAD	67,067	686,956	696,155	-	696,155	5	696,150	696,150	-	696,150
PVEIB	3,603	85,437	91,920	7	91,927	-	91,927	91,927	-	91,927
PVGOB	32,736	305,884	476,302	-	476,302	-	476,302	476,302	-	476,302
PVTIGB	2,529	29,101	41,685	15	41,700	-	41,700	41,700	-	41,700
PVTSCB	3,299	40,335	33,021	-	33,021	8	33,013	33,013	-	33,013
VWHA	227	6,009	5,096	-	5,096	4	5,092	5,092	-	5,092

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWHAS	9,859	103,819	212,472	-	212,472	2	212,470	212,470	-	212,470
WFVSCG	4,212	44,274	61,993	-	61,993	19	61,974	61,974	-	61,974

Total (unaudited)			$392,318,739	$7,397	$392,326,136	$3,826	$392,322,310	$391,997,965	$324,345	$392,322,310

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVSVB	MLVGA3	DSIF	DSIFS
Reinvested dividends	$4,028,182	18,055	2,729	-	14,051	18,895	8,535	23,647
Mortality and expense risk charges (note 2)	(4,235,180)	(15,491)	(2,062)	(13,996)	(21,186)	(16,392)	(5,883)	(20,339)

Net investment income (loss)	(206,998)	2,564	667	(13,996)	(7,135)	2,503	2,652	3,308

Realized gain (loss) on investments	6,167,737	69,552	(7,317)	37,184	(146,151)	325	13,116	98,873
Change in unrealized gain (loss) on investments	25,543,400	(141,779)	7,707	209,142	19,475	175,582	39,993	73,341

Net gain (loss) on investments	31,711,137	(72,227)	390	246,326	(126,676)	175,907	53,109	172,214

Reinvested capital gains	19,715,115	74,188	-	96,893	86,559	91,624	33,306	107,312

Net increase (decrease) in contract owners’ equity resulting from operations	$51,219,254	4,525	1,057	329,223	(47,252)	270,034	89,067	282,834

Investment Activity:	DSRG	DVMCSS	DVSCS	ETVFR	FHIBS	FQB	FQBS	FVK2
Reinvested dividends	$937	300	2,004	1,228	99,855	25,983	33,241	-
Mortality and expense risk charges (note 2)	(963)	(761)	(1,988)	(365)	(19,432)	(10,567)	(14,324)	(640)

Net investment income (loss)	(26)	(461)	16	863	80,423	15,416	18,917	(640)

Realized gain (loss) on investments	638	(4,745)	1,304	(408)	(47,064)	1,798	(2,151)	161
Change in unrealized gain (loss) on investments	17,399	17,859	2,760	(344)	28,603	43,934	61,101	9,807

Net gain (loss) on investments	18,037	13,114	4,064	(752)	(18,461)	45,732	58,950	9,968

Reinvested capital gains	1,017	-	11,412	-	-	2,783	3,888	5,258

Net increase (decrease) in contract owners’ equity resulting from operations	$19,028	12,653	15,492	111	61,962	63,931	81,755	14,586

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVU2S	FAM2	FAMG2	FAMGP	FAMGS	FAMP	FAMS	FB2
Reinvested dividends	$8,582	6,410	3,309	9,757	4,733	21,472	10,703	15,343
Mortality and expense risk charges (note 2)	(4,031)	(5,500)	(3,667)	(11,519)	(4,816)	(20,410)	(8,421)	(13,518)

Net investment income (loss)	4,551	910	(358)	(1,762)	(83)	1,062	2,282	1,825

Realized gain (loss) on investments	(2,532)	31,104	15,718	24,056	12,225	2,219	7,436	32,086
Change in unrealized gain (loss) on investments	(9,326)	26,834	36,256	94,974	55,313	160,335	92,584	185,984

Net gain (loss) on investments	(11,858)	57,938	51,974	119,030	67,538	162,554	100,020	218,070

Reinvested capital gains	-	7,252	5,295	11,988	6,648	18,961	10,365	18,248

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,307)	66,100	56,911	129,256	74,103	182,577	112,667	238,143

Investment Activity:	FBP	FBS	FDCA2	FDCAS	FEI2	FEIP	FEIS	FG2
Reinvested dividends	$154,021	26,931	594	362	112,520	114,168	97,753	3,228
Mortality and expense risk charges (note 2)	(151,894)	(19,169)	(14,085)	(2,561)	(78,256)	(88,849)	(57,650)	(87,612)

Net investment income (loss)	2,127	7,762	(13,491)	(2,199)	34,264	25,319	40,103	(84,384)

Realized gain (loss) on investments	530,091	52,933	15,441	1,273	14,875	30,371	36,338	880,803
Change in unrealized gain (loss) on investments	1,408,518	290,464	356,677	77,004	(93,171)	(75,132)	(43,422)	1,437,498

Net gain (loss) on investments	1,938,609	343,397	372,118	78,277	(78,296)	(44,761)	(7,084)	2,318,301

Reinvested capital gains	156,227	28,331	18,708	3,584	341,718	301,949	262,397	746,140

Net increase (decrease) in contract owners’ equity resulting from operations	$2,096,963	379,490	377,335	79,662	297,686	282,507	295,416	2,980,057

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGIP	FGIS	FGP	FGS	FHI2	FHIP	FHIS
Reinvested dividends	$56,756	80,841	89,461	8,919	6,436	81,829	227,923	107,539
Mortality and expense risk charges (note 2)	(32,774)	(53,341)	(42,843)	(167,069)	(104,312)	(18,850)	(64,295)	(21,696)

Net investment income (loss)	23,982	27,500	46,618	(158,150)	(97,876)	62,979	163,628	85,843

Realized gain (loss) on investments	221,869	204,965	134,110	919,119	387,149	(25,126)	(21,716)	(13,325)
Change in unrealized gain (loss) on investments	(234,425)	(210,685)	(119,069)	2,397,947	2,596,799	(28,428)	(91,069)	(43,389)

Net gain (loss) on investments	(12,556)	(5,720)	15,041	3,317,066	2,983,948	(53,554)	(112,785)	(56,714)

Reinvested capital gains	161,528	200,447	226,031	1,132,226	996,684	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$172,954	222,227	287,690	4,291,142	3,882,756	9,425	50,843	29,129

Investment Activity:	FIGBP	FIP	FMC2	FMCP	FMCS	FMMP	FO2	FOP
Reinvested dividends	$155,161	400,758	39,485	10,919	32,164	11,585	3,953	22,737
Mortality and expense risk charges (note 2)	(85,452)	(272,948)	(105,623)	(22,101)	(55,879)	(53,530)	(19,537)	(73,854)

Net investment income (loss)	69,709	127,810	(66,138)	(11,182)	(23,715)	(41,945)	(15,584)	(51,117)

Realized gain (loss) on investments	45,608	1,819,010	37,750	(15,859)	59,002	-	22,548	356,354
Change in unrealized gain (loss) on investments	443,450	1,641,876	1,640,201	314,698	988,033	-	227,881	380,973

Net gain (loss) on investments	489,058	3,460,886	1,677,951	298,839	1,047,035	-	250,429	737,327

Reinvested capital gains	2,699	77,796	-	-	-	-	8,139	24,464

Net increase (decrease) in contract owners’ equity resulting from operations	$561,466	3,666,492	1,611,813	287,657	1,023,320	(41,945)	242,984	710,674

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FOS	FV2	FVS	FVSS	FVSS2	FTVFA2	FTVRDI	TIF
Reinvested dividends	$5,260	3,662	2,321	1,176	8,098	6,798	13,188	2,618
Mortality and expense risk charges (note 2)	(15,080)	(3,225)	(1,649)	(957)	(8,708)	(5,297)	(9,507)	(792)

Net investment income (loss)	(9,820)	437	672	219	(610)	1,501	3,681	1,826

Realized gain (loss) on investments	11,163	7,826	1,505	1,381	9,858	(6,338)	18,759	1,215
Change in unrealized gain (loss) on investments	202,922	(5,300)	557	691	(11,242)	(68,943)	59,527	(5,478)

Net gain (loss) on investments	214,085	2,526	2,062	2,072	(1,384)	(75,281)	78,286	(4,263)

Reinvested capital gains	6,737	12,141	7,026	5,427	44,189	121,117	45,571	-

Net increase (decrease) in contract owners’ equity resulting from operations	$211,002	15,104	9,760	7,718	42,195	47,337	127,538	(2,437)

Investment Activity:	ACC2	ACEG2	AVCE2	AVGI	AVIE2	AVMCCI	OVAG	OVAG2
Reinvested dividends	$52,993	-	3,738	544	1,426	839	-	-
Mortality and expense risk charges (note 2)	(28,049)	(22,953)	(4,961)	(460)	(767)	(1,275)	(118)	(895)

Net investment income (loss)	24,944	(22,953)	(1,223)	84	659	(436)	(118)	(895)

Realized gain (loss) on investments	181,771	189,097	26,659	(216)	4,951	872	36	2,015
Change in unrealized gain (loss) on investments	(410,848)	401,763	(64,854)	(4,220)	803	(14,255)	6,278	46,302

Net gain (loss) on investments	(229,077)	590,860	(38,195)	(4,436)	5,754	(13,383)	6,314	48,317

Reinvested capital gains	65,891	167,383	80,800	9,392	1,554	23,765	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(138,242)	735,290	41,382	5,040	7,967	9,946	6,196	47,422

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVGIS	OVGS	OVGSS	OVIGS	OVSB	OVSBS	OVSC	OVSCS
Reinvested dividends	$44,287	1,368	13,152	348	4,732	121,781	1,916	963
Mortality and expense risk charges (note 2)	(42,757)	(2,106)	(34,456)	(544)	(957)	(25,616)	(3,210)	(2,865)

Net investment income (loss)	1,530	(738)	(21,304)	(196)	3,775	96,165	(1,294)	(1,902)

Realized gain (loss) on investments	283,698	292	75,117	742	(2,488)	(28,181)	(408)	(13,404)
Change in unrealized gain (loss) on investments	(217,989)	42,547	551,038	9,256	94	(32,500)	56,372	46,625

Net gain (loss) on investments	65,709	42,839	626,155	9,998	(2,394)	(60,681)	55,964	33,221

Reinvested capital gains	375,057	7,126	109,064	731	-	-	4,340	3,838

Net increase (decrease) in contract owners’ equity resulting from operations	$442,296	49,227	713,915	10,533	1,381	35,484	59,010	35,157

Investment Activity:	WRASP	LZREMS	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$4,416	1,955	3,015	-	-	27,257	5,564	9,686
Mortality and expense risk charges (note 2)	(2,296)	(1,202)	(14,736)	(21,428)	(14,736)	(21,284)	(7,398)	(4,005)

Net investment income (loss)	2,120	753	(11,721)	(21,428)	(14,736)	5,973	(1,834)	5,681

Realized gain (loss) on investments	3,845	(33,848)	72,018	87,923	8,979	13,738	54,773	1,880
Change in unrealized gain (loss) on investments	16,623	11,710	56,709	388,456	391,354	(47,087)	54,194	11,856

Net gain (loss) on investments	20,468	(22,138)	128,727	476,379	400,333	(33,349)	108,967	13,736

Reinvested capital gains	3,653	-	132,556	156,039	143,759	91,600	14,555	3,886

Net increase (decrease) in contract owners’ equity resulting from operations	$26,241	(21,385)	249,562	610,990	529,356	64,224	121,688	23,303

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GBF	GEM2	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA
Reinvested dividends	$82,729	14,145	50,143	10,404	9,866	11,454	20,115	27,658
Mortality and expense risk charges (note 2)	(44,108)	(9,207)	(36,628)	(5,629)	(16,249)	(7,372)	(30,587)	(144,941)

Net investment income (loss)	38,621	4,938	13,515	4,775	(6,383)	4,082	(10,472)	(117,283)

Realized gain (loss) on investments	(18,578)	36,095	16,500	2,407	127,817	4,288	93,120	229,988
Change in unrealized gain (loss) on investments	163,917	37,548	71,724	27,516	177,587	(164)	902,585	495,913

Net gain (loss) on investments	145,339	73,643	88,224	29,923	305,404	4,124	995,705	725,901

Reinvested capital gains	-	-	259,263	336	100,581	70,722	263,419	787,356

Net increase (decrease) in contract owners’ equity resulting from operations	$183,960	78,581	361,002	35,034	399,602	78,928	1,248,652	1,395,974

Investment Activity:	GVDMC	GVEX2	GVIDA	GVIDC	GVIDM	HIBF	MCIF	MCIF2
Reinvested dividends	$7,689	10,042	5,376	3,461	27,717	2,442	2,996	19,683
Mortality and expense risk charges (note 2)	(70,444)	(1,667)	(27,334)	(43,569)	(255,500)	(711)	(2,872)	(23,511)

Net investment income (loss)	(62,755)	8,375	(21,958)	(40,108)	(227,783)	1,731	124	(3,828)

Realized gain (loss) on investments	38,114	80	35,508	(20,711)	550,519	(1,812)	(8,223)	(124,366)
Change in unrealized gain (loss) on investments	235,472	68,670	110,974	205,411	193,962	1,236	20,640	171,417

Net gain (loss) on investments	273,586	68,750	146,482	184,700	744,481	(576)	12,417	47,051

Reinvested capital gains	163,326	-	158,457	32,955	1,144,249	-	12,659	105,409

Net increase (decrease) in contract owners’ equity resulting from operations	$374,157	77,125	282,981	177,547	1,660,947	1,155	25,200	148,632

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVAMV2	NVAMVZ	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2
Reinvested dividends	$1,032	20,163	286	13,849	5,425	659	1,288	1,749
Mortality and expense risk charges (note 2)	(980)	(6,224)	(121)	(5,766)	(6,365)	(2,937)	(1,078)	(4,034)

Net investment income (loss)	52	13,939	165	8,083	(940)	(2,278)	210	(2,285)

Realized gain (loss) on investments	(8,275)	30,133	2	1,684	615	(241)	(11,578)	(1,989)
Change in unrealized gain (loss) on investments	(98)	254,218	394	19,259	35,718	20,192	13,683	24,755

Net gain (loss) on investments	(8,373)	284,351	396	20,943	36,333	19,951	2,105	22,766

Reinvested capital gains	2,208	-	24	1,358	21,228	644	2,553	2,206

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,113)	298,290	585	30,384	56,621	18,317	4,868	22,687

Investment Activity:	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVIE6	NVLCP2	NVMIG6
Reinvested dividends	$15,751	743	3,618	919	74	570	9,840	-
Mortality and expense risk charges (note 2)	(21,698)	(670)	(5,810)	(7,677)	(439)	(673)	(3,900)	(104)

Net investment income (loss)	(5,947)	73	(2,192)	(6,758)	(365)	(103)	5,940	(104)

Realized gain (loss) on investments	(20,908)	2	(2,235)	(774)	(154)	(6,490)	819	31
Change in unrealized gain (loss) on investments	148,218	7,893	46,088	42,086	2,300	3,498	21,359	4,683

Net gain (loss) on investments	127,310	7,895	43,853	41,312	2,146	(2,992)	22,178	4,714

Reinvested capital gains	52,836	-	7,358	20,262	2,404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$174,199	7,968	49,019	54,816	4,185	(3,095)	28,118	4,610

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVX	NVMIVZ	NVMLG2	NVMMG2	NVMMV2	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$-	-	-	-	3,869	209	80	124
Mortality and expense risk charges (note 2)	(80)	(576)	(596)	(1,158)	(1,993)	(682)	(107)	(156)

Net investment income (loss)	(80)	(576)	(596)	(1,158)	1,876	(473)	(27)	(32)

Realized gain (loss) on investments	6	1,594	(27,452)	255	(7,362)	(1,231)	(36)	(37)
Change in unrealized gain (loss) on investments	3,611	43,369	7,657	49,183	(1,093)	(3,474)	624	984

Net gain (loss) on investments	3,617	44,963	(19,795)	49,438	(8,455)	(4,705)	588	947

Reinvested capital gains	-	-	33,383	17,233	-	5,219	663	1,067

Net increase (decrease) in contract owners’ equity resulting from operations	$3,537	44,387	12,992	65,513	(6,579)	41	1,224	1,982

Investment Activity:	NVOLG1	NVOLG2	NVRE2	NVSTB2	NVTIV3	SAM	SCF	SCF2
Reinvested dividends	$606,577	408,522	12,686	939	79	25,796	48	174
Mortality and expense risk charges (note 2)	(645,977)	(395,736)	(10,284)	(858)	(47)	(112,040)	(2,399)	(10,063)

Net investment income (loss)	(39,400)	12,786	2,402	81	32	(86,244)	(2,351)	(9,889)

Realized gain (loss) on investments	(99,014)	531,722	(35,202)	322	(1,131)	-	4,005	(126,390)
Change in unrealized gain (loss) on investments	2,870,774	1,739,615	(53,354)	1,199	831	-	41,283	245,265

Net gain (loss) on investments	2,771,760	2,271,337	(88,556)	1,521	(300)	-	45,288	118,875

Reinvested capital gains	4,771,189	3,870,857	4,898	-	-	-	10,093	36,808

Net increase (decrease) in contract owners’ equity resulting from operations	$7,503,549	6,154,980	(81,256)	1,602	(268)	(86,244)	53,030	145,794

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCGF2	SCVF	SCVF2	TRF2	AMSRS	PMVEBD	PMVFAD	PMVLAD
Reinvested dividends	$-	40	-	246	717	890	4,631	7,942
Mortality and expense risk charges (note 2)	(4,942)	(526)	(7,880)	(455)	(1,337)	(286)	(1,011)	(7,349)

Net investment income (loss)	(4,942)	(486)	(7,880)	(209)	(620)	604	3,620	593

Realized gain (loss) on investments	(16,641)	(2,294)	(103,377)	8,633	22,111	(175)	(3,674)	(1,753)
Change in unrealized gain (loss) on investments	123,298	6,302	118,173	(9,692)	(5,462)	(770)	7,051	14,065

Net gain (loss) on investments	106,657	4,008	14,796	(1,059)	16,649	(945)	3,377	12,312

Reinvested capital gains	65,761	273	3,704	2,001	4,927	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$167,476	3,795	10,620	733	20,956	(341)	6,997	12,905

Investment Activity:	PVEIB	PVGOB	PVTIGB	PVTSCB	VWHA	VWHAS	WFVSCG	IVKMG1
Reinvested dividends	$1,410	132	577	280	254	1,268	-	-
Mortality and expense risk charges (note 2)	(970)	(4,172)	(399)	(280)	(343)	(1,577)	(567)	(48)

Net investment income (loss)	440	(4,040)	178	-	(89)	(309)	(567)	(48)

Realized gain (loss) on investments	(991)	19,985	262	(904)	(14,688)	(6,246)	(8,328)	(3,401)
Change in unrealized gain (loss) on investments	(2,475)	82,796	3,576	1,869	19,282	114,941	20,520	(1,292)

Net gain (loss) on investments	(3,466)	102,781	3,838	965	4,594	108,695	12,192	(4,693)

Reinvested capital gains	5,675	18,601	-	-	-	-	2,865	3,920

Net increase (decrease) in contract owners’ equity resulting from operations	$2,649	117,342	4,016	965	4,505	108,386	14,490	(821)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	IVKMG2	GVDIVI	GVDIV2	NVMLV2
Reinvested dividends	$-	1,882	24,972	23,039
Mortality and expense risk charges (note 2)	(389)	(173)	(2,166)	(14,013)

Net investment income (loss)	(389)	1,709	22,806	9,026

Realized gain (loss) on investments	(46,553)	(12,394)	(169,156)	(1,480,356)
Change in unrealized gain (loss) on investments	1,356	7,187	98,479	525,344

Net gain (loss) on investments	(45,197)	(5,207)	(70,677)	(955,012)

Reinvested capital gains	29,089	-	-	695,814

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,497)	(3,498)	(47,871)	(250,172)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(206,998)	2,380,695	2,564	(1,762)	667	(830)	(13,996)	(17,534)
Realized gain (loss) on investments	6,167,737	10,793,833	69,552	149,879	(7,317)	(19,998)	37,184	92,940
Change in unrealized gain (loss) on investments	25,543,400	26,157,114	(141,779)	(3,079)	7,707	50,070	209,142	113,899
Reinvested capital gains	19,715,115	39,262,481	74,188	173,146	-	-	96,893	172,945

Net increase (decrease) in contract owners’ equity resulting from operations	51,219,254	78,594,123	4,525	318,184	1,057	29,242	329,223	362,250

Equity transactions:
Purchase payments received from contract owners (note 4)	4,753,061	4,021,364	11,976	7,464	-	-	2,395	2,521
Transfers between funds	-	-	(36,429)	(22,788)	(32)	-	27,052	(9,990)
Redemptions (notes 2, 3, and 4)	(40,130,577)	(42,209,673)	(73,868)	(175,309)	(6,969)	(25,627)	(159,579)	(388,094)
Adjustments to maintain reserves	(6,174)	(4,682)	73	(131)	23	(15)	35	(34)

Net equity transactions	(35,383,690)	(38,192,991)	(98,248)	(190,764)	(6,978)	(25,642)	(130,097)	(395,597)

Net change in contract owners’ equity	15,835,564	40,401,132	(93,723)	127,420	(5,921)	3,600	199,126	(33,347)
Contract owners’ equity at beginning of period	376,486,746	336,085,614	1,621,462	1,494,042	207,776	204,176	1,154,752	1,188,099

Contract owners’ equity at end of period	$392,322,310	376,486,746	1,527,739	1,621,462	201,855	207,776	1,353,878	1,154,752

CHANGE IN UNITS:
Beginning units	13,649,566	15,169,873	56,557	63,789	11,466	13,071	33,723	47,218
Units purchased	1,831,840	1,005,824	1,622	2,090	-	-	1,604	1,177
Units redeemed	(2,909,991)	(2,526,131)	(5,563)	(9,322)	(431)	(1,605)	(5,659)	(14,672)

Ending units	12,571,415	13,649,566	52,616	56,557	11,035	11,466	29,668	33,723

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVSVB		MLVGA3		DSIF		DSIFS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,135)	(19,508)	2,503	1,426	2,652	3,154	3,308	5,670
Realized gain (loss) on investments	(146,151)	18,923	325	(18,427)	13,116	7,579	98,873	61,095
Change in unrealized gain (loss) on investments	19,475	134,795	175,582	170,127	39,993	91,728	73,341	308,199
Reinvested capital gains	86,559	258,042	91,624	53,630	33,306	24,764	107,312	94,952

Net increase (decrease) in contract owners’ equity resulting from operations	(47,252)	392,252	270,034	206,756	89,067	127,225	282,834	469,916

Equity transactions:
Purchase payments received from contract owners (note 4)	5,875	13,355	1,254	6,598	1,369	1,379	7,659	5,437
Transfers between funds	(94,965)	27,170	46,159	(44,596)	575	(800)	(49,335)	29,896
Redemptions (notes 2, 3, and 4)	(216,843)	(178,287)	(58,687)	(78,722)	(20,688)	(12,588)	(154,111)	(258,120)
Adjustments to maintain reserves	138	(37)	6	(20)	62	(7)	(26)	(85)

Net equity transactions	(305,795)	(137,799)	(11,268)	(116,740)	(18,682)	(12,016)	(195,813)	(222,872)

Net change in contract owners’ equity	(353,047)	254,453	258,766	90,016	70,385	115,209	87,021	247,044
Contract owners’ equity at beginning of period	2,409,622	2,155,169	1,393,629	1,303,613	547,214	432,005	1,919,690	1,672,646

Contract owners’ equity at end of period	$2,056,575	2,409,622	1,652,395	1,393,629	617,599	547,214	2,006,711	1,919,690

CHANGE IN UNITS:
Beginning units	61,514	65,201	75,010	81,650	15,566	15,947	50,797	57,318
Units purchased	2,198	1,224	6,585	550	167	44	6,615	1,030
Units redeemed	(12,018)	(4,911)	(6,990)	(7,190)	(688)	(425)	(11,990)	(7,551)

Ending units	51,694	61,514	74,605	75,010	15,045	15,566	45,422	50,797

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRG		DVMCSS		DVSCS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(26)	246	(461)	(377)	16	(450)	863	1,333
Realized gain (loss) on investments	638	480	(4,745)	(1,607)	1,304	3,289	(408)	(866)
Change in unrealized gain (loss) on investments	17,399	17,456	17,859	8,653	2,760	18,727	(344)	1,428
Reinvested capital gains	1,017	2,347	-	5,311	11,412	17,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,028	20,529	12,653	11,980	15,492	38,918	111	1,895

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	957	957	-	-	-	-
Transfers between funds	1,469	-	(8,231)	-	(10,833)	1,266	(5,147)	14,090
Redemptions (notes 2, 3, and 4)	(404)	(384)	(2,197)	(17,014)	(4,161)	(8,658)	(1,931)	(7,387)
Adjustments to maintain reserves	18	33	25	(11)	28	(86)	(4)	13

Net equity transactions	1,083	(351)	(9,446)	(16,068)	(14,966)	(7,478)	(7,082)	6,716

Net change in contract owners’ equity	20,111	20,178	3,207	(4,088)	526	31,440	(6,971)	8,611
Contract owners’ equity at beginning of period	82,716	62,538	64,823	68,911	220,471	189,031	40,518	31,907

Contract owners’ equity at end of period	$102,827	82,716	68,030	64,823	220,997	220,471	33,547	40,518

CHANGE IN UNITS:
Beginning units	2,800	2,812	4,796	6,042	5,508	5,706	3,593	3,000
Units purchased	48	-	3,372	75	83	43	34	3,272
Units redeemed	(13)	(12)	(3,454)	(1,321)	(546)	(241)	(681)	(2,679)

Ending units	2,835	2,800	4,714	4,796	5,045	5,508	2,946	3,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FHIBS		FQB		FQBS		FVK2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$80,423	85,155	15,416	15,022	18,917	21,302	(640)	(547)
Realized gain (loss) on investments	(47,064)	(12,603)	1,798	(1,547)	(2,151)	(6,437)	161	163
Change in unrealized gain (loss) on investments	28,603	148,603	43,934	58,866	61,101	87,806	9,807	9,441
Reinvested capital gains	-	-	2,783	33	3,888	52	5,258	4,381

Net increase (decrease) in contract owners’ equity resulting from operations	61,962	221,155	63,931	72,374	81,755	102,723	14,586	13,438

Equity transactions:
Purchase payments received from contract owners (note 4)	5,026	11,804	3,291	2,607	4,928	3,034	-	-
Transfers between funds	(22,386)	(7,589)	(8,042)	107,490	(7,008)	(20,681)	-	-
Redemptions (notes 2, 3, and 4)	(198,986)	(111,568)	(31,229)	(79,511)	(124,400)	(99,174)	(820)	(785)
Adjustments to maintain reserves	(138)	115	26	(38)	(54)	47	(4)	(29)

Net equity transactions	(216,484)	(107,238)	(35,954)	30,548	(126,534)	(116,774)	(824)	(814)

Net change in contract owners’ equity	(154,522)	113,917	27,977	102,922	(44,779)	(14,051)	13,762	12,624
Contract owners’ equity at beginning of period	1,873,923	1,760,006	947,394	844,472	1,312,758	1,326,809	54,379	41,755

Contract owners’ equity at end of period	$1,719,401	1,873,923	975,371	947,394	1,267,979	1,312,758	68,141	54,379

CHANGE IN UNITS:
Beginning units	65,510	69,383	53,565	51,627	76,332	83,224	1,722	1,748
Units purchased	2,419	3,398	651	6,826	990	2,189	-	-
Units redeemed	(10,252)	(7,271)	(2,613)	(4,888)	(8,308)	(9,081)	(28)	(26)

Ending units	57,677	65,510	51,603	53,565	69,014	76,332	1,694	1,722

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVU2S		FAM2		FAMG2		FAMGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,551	3,970	910	3,547	(358)	1,358	(1,762)	742
Realized gain (loss) on investments	(2,532)	(315)	31,104	17,844	15,718	4,747	24,056	42,893
Change in unrealized gain (loss) on investments	(9,326)	68,943	26,834	47,067	36,256	50,208	94,974	77,080
Reinvested capital gains	-	-	7,252	25,813	5,295	22,207	11,988	48,480

Net increase (decrease) in contract owners’ equity resulting from operations	(7,307)	72,598	66,100	94,271	56,911	78,520	129,256	169,195

Equity transactions:
Purchase payments received from contract owners (note 4)	9,420	4,103	-	-	-	-	1,506	1,415
Transfers between funds	(39,608)	6,636	(16,391)	-	-	-	40,335	(16,601)
Redemptions (notes 2, 3, and 4)	(41,740)	(38,333)	(142,463)	(60,205)	(71,962)	(25,294)	(84,402)	(152,822)
Adjustments to maintain reserves	38	(14)	6	(51)	24	(28)	(48)	3

Net equity transactions	(71,890)	(27,608)	(158,848)	(60,256)	(71,938)	(25,322)	(42,609)	(168,005)

Net change in contract owners’ equity	(79,197)	44,990	(92,748)	34,015	(15,027)	53,198	86,647	1,190
Contract owners’ equity at beginning of period	446,505	401,515	622,509	588,494	431,906	378,708	891,048	889,858

Contract owners’ equity at end of period	$367,308	446,505	529,761	622,509	416,879	431,906	977,695	891,048

CHANGE IN UNITS:
Beginning units	41,532	44,308	31,945	35,276	24,283	25,825	32,891	39,786
Units purchased	1,097	1,075	-	-	-	-	1,953	301
Units redeemed	(8,340)	(3,851)	(7,970)	(3,331)	(4,023)	(1,542)	(3,611)	(7,196)

Ending units	34,289	41,532	23,975	31,945	20,260	24,283	31,233	32,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMGS		FAMP		FAMS		FB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(83)	1,839	1,062	5,340	2,282	5,635	1,825	5,352
Realized gain (loss) on investments	12,225	19,803	2,219	(1,460)	7,436	(13,523)	32,086	13,937
Change in unrealized gain (loss) on investments	55,313	46,437	160,335	166,217	92,584	117,766	185,984	165,574
Reinvested capital gains	6,648	27,391	18,961	66,409	10,365	43,300	18,248	56,552

Net increase (decrease) in contract owners’ equity resulting from operations	74,103	95,470	182,577	236,506	112,667	153,178	238,143	241,415

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	624	276	1,650	8,250	-	10,769
Transfers between funds	(22,290)	(21,290)	17,310	(19,429)	-	(8,771)	(26,372)	(244)
Redemptions (notes 2, 3, and 4)	(24,789)	(57,997)	(202,068)	(181,520)	(249,124)	(263,061)	(113,212)	(64,453)
Adjustments to maintain reserves	53	(28)	(270)	(26)	23	47	88	(70)

Net equity transactions	(47,026)	(79,315)	(184,404)	(200,699)	(247,451)	(263,535)	(139,496)	(53,998)

Net change in contract owners’ equity	27,077	16,155	(1,827)	35,807	(134,784)	(110,357)	98,647	187,417
Contract owners’ equity at beginning of period	488,527	472,372	1,559,975	1,524,168	934,385	1,044,742	1,264,520	1,077,103

Contract owners’ equity at end of period	$515,604	488,527	1,558,148	1,559,975	799,601	934,385	1,363,167	1,264,520

CHANGE IN UNITS:
Beginning units	21,283	24,888	56,988	64,901	38,052	49,824	50,153	52,456
Units purchased	-	3	642	24	82	350	-	459
Units redeemed	(1,882)	(3,608)	(7,351)	(7,937)	(9,559)	(12,122)	(5,406)	(2,762)

Ending units	19,401	21,283	50,279	56,988	28,575	38,052	44,747	50,153

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FBP		FBS		FDCA2		FDCAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,127	34,528	7,762	12,552	(13,491)	(10,375)	(2,199)	(976)
Realized gain (loss) on investments	530,091	497,212	52,933	44,130	15,441	(4,857)	1,273	5,999
Change in unrealized gain (loss) on investments	1,408,518	1,132,523	290,464	244,754	356,677	112,823	77,004	14,743
Reinvested capital gains	156,227	497,019	28,331	89,230	18,708	220,047	3,584	36,842

Net increase (decrease) in contract owners’ equity resulting from operations	2,096,963	2,161,282	379,490	390,666	377,335	317,638	79,662	56,608

Equity transactions:
Purchase payments received from contract owners (note 4)	121,108	173,597	1,000	2,400	2,828	3,450	-	-
Transfers between funds	(442,809)	(27,862)	22,286	(10,952)	(4,325)	(769)	(25)	(1)
Redemptions (notes 2, 3, and 4)	(1,105,788)	(1,026,057)	(199,979)	(125,818)	(146,960)	(209,948)	(25)	(12,440)
Adjustments to maintain reserves	(99)	106	19	(59)	17	6	17	15

Net equity transactions	(1,427,588)	(880,216)	(176,674)	(134,429)	(148,440)	(207,261)	(33)	(12,426)

Net change in contract owners’ equity	669,375	1,281,066	202,816	256,237	228,895	110,377	79,629	44,182
Contract owners’ equity at beginning of period	11,201,964	9,920,898	1,999,779	1,743,542	1,278,625	1,168,248	247,348	203,166

Contract owners’ equity at end of period	$11,871,339	11,201,964	2,202,595	1,999,779	1,507,520	1,278,625	326,977	247,348

CHANGE IN UNITS:
Beginning units	262,331	284,758	65,209	69,964	54,566	65,059	9,999	10,588
Units purchased	8,598	7,276	1,737	1,215	327	176	-	-
Units redeemed	(40,194)	(29,703)	(7,642)	(5,970)	(6,080)	(10,669)	(1)	(589)

Ending units	230,735	262,331	59,304	65,209	48,813	54,566	9,998	9,999

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEI2		FEIP		FEIS		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$34,264	52,031	25,319	43,396	40,103	53,855	(84,384)	(72,547)
Realized gain (loss) on investments	14,875	106,277	30,371	194,628	36,338	134,158	880,803	680,464
Change in unrealized gain (loss) on investments	(93,171)	1,080,321	(75,132)	921,685	(43,422)	822,933	1,437,498	906,830
Reinvested capital gains	341,718	507,065	301,949	475,600	262,397	400,772	746,140	448,533

Net increase (decrease) in contract owners’ equity resulting from operations	297,686	1,745,694	282,507	1,635,309	295,416	1,411,718	2,980,057	1,963,280

Equity transactions:
Purchase payments received from contract owners (note 4)	71,164	35,017	19,793	183,492	3,596	3,204	29,057	42,493
Transfers between funds	(114,879)	13,687	(32,942)	(115,594)	(69,345)	(66,169)	2,585	(273,975)
Redemptions (notes 2, 3, and 4)	(912,340)	(705,121)	(648,627)	(1,186,541)	(411,357)	(807,842)	(912,073)	(813,332)
Adjustments to maintain reserves	57	(56)	80	(189)	25	(48)	40	(69)
Net equity transactions	(955,998)	(656,473)	(661,696)	(1,118,832)	(477,081)	(870,855)	(880,391)	(1,044,883)

Net change in contract owners’ equity	(658,312)	1,089,221	(379,189)	516,477	(181,665)	540,863	2,099,666	918,397
Contract owners’ equity at beginning of period	8,116,773	7,027,552	7,298,747	6,782,270	6,345,772	5,804,909	7,318,073	6,399,676

Contract owners’ equity at end of period	$7,458,461	8,116,773	6,919,558	7,298,747	6,164,107	6,345,772	9,417,739	7,318,073

CHANGE IN UNITS:
Beginning units	309,177	336,322	201,505	234,998	213,668	245,942	341,782	396,350
Units purchased	5,056	6,318	3,022	7,336	740	568	24,480	6,850
Units redeemed	(44,619)	(33,463)	(23,114)	(40,829)	(17,240)	(32,842)	(56,474)	(61,418)
Ending units	269,614	309,177	181,413	201,505	197,168	213,668	309,788	341,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGIP		FGIS		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,982	75,946	27,500	91,665	46,618	117,004	(158,150)	(114,391)
Realized gain (loss) on investments	221,869	256,845	204,965	237,436	134,110	244,871	919,119	828,619
Change in unrealized gain (loss) on investments	(234,425)	188,207	(210,685)	339,468	(119,069)	397,996	2,397,947	1,441,146
Reinvested capital gains	161,528	283,621	200,447	362,056	226,031	401,471	1,132,226	614,200

Net increase (decrease) in contract owners’ equity resulting from operations	172,954	804,619	222,227	1,030,625	287,690	1,161,342	4,291,142	2,769,574

Equity transactions:
Purchase payments received from contract owners (note 4)	16,553	15,519	23,422	20,612	80	30,250	15,091	84,581
Transfers between funds	(161,405)	(59,909)	(126,767)	(14,514)	(64,064)	(102,666)	(172,767)	(10,583)
Redemptions (notes 2, 3, and 4)	(198,676)	(348,885)	(219,470)	(531,848)	(119,521)	(515,355)	(778,324)	(507,690)
Adjustments to maintain reserves	67	(128)	(6)	(137)	128	(238)	(5,093)	(33)

Net equity transactions	(343,461)	(393,403)	(322,821)	(525,887)	(183,377)	(588,009)	(941,093)	(433,725)

Net change in contract owners’ equity	(170,507)	411,216	(100,594)	504,738	104,313	573,333	3,350,049	2,335,849
Contract owners’ equity at beginning of period	3,421,431	3,010,215	4,394,512	3,889,774	4,849,753	4,276,420	10,951,355	8,615,506

Contract owners’ equity at end of period	$3,250,924	3,421,431	4,293,918	4,394,512	4,954,066	4,849,753	14,301,404	10,951,355

CHANGE IN UNITS:
Beginning units	139,310	157,055	110,788	125,623	142,917	162,030	233,086	242,955
Units purchased	3,008	1,298	1,302	1,803	672	1,642	8,014	15,767
Units redeemed	(17,728)	(19,043)	(10,253)	(16,638)	(6,421)	(20,755)	(26,565)	(25,636)

Ending units	124,590	139,310	101,837	110,788	137,168	142,917	214,535	233,086

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGS		FHI2		FHIP		FHIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(97,876)	(73,093)	62,979	71,701	163,628	183,458	85,843	94,399
Realized gain (loss) on investments	387,149	555,723	(25,126)	(16,015)	(21,716)	(10,692)	(13,325)	(163)
Change in unrealized gain (loss) on investments	2,596,799	1,461,633	(28,428)	178,347	(91,069)	455,461	(43,389)	201,970
Reinvested capital gains	996,684	557,506	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,882,756	2,501,769	9,425	234,033	50,843	628,227	29,129	296,206

Equity transactions:
Purchase payments received from contract owners (note 4)	1,878	28,832	2,530	13,343	37,679	28,709	-	19,999
Transfers between funds	(231,306)	(69,233)	(26,602)	(9,371)	8,987	8,913	(32,589)	(5,658)
Redemptions (notes 2, 3, and 4)	(392,100)	(882,542)	(142,017)	(202,603)	(358,705)	(559,255)	(80,000)	(194,479)
Adjustments to maintain reserves	(3)	(13)	57	(42)	(330)	(11)	19	(23)

Net equity transactions	(621,531)	(922,956)	(166,032)	(198,673)	(312,369)	(521,644)	(112,570)	(180,161)

Net change in contract owners’ equity	3,261,225	1,578,813	(156,607)	35,360	(261,526)	106,583	(83,441)	116,045
Contract owners’ equity at beginning of period	9,585,434	8,006,621	1,838,908	1,803,548	4,979,350	4,872,767	2,338,545	2,222,500

Contract owners’ equity at end of period	$12,846,659	9,585,434	1,682,301	1,838,908	4,717,824	4,979,350	2,255,104	2,338,545

CHANGE IN UNITS:
Beginning units	228,952	254,601	96,807	107,633	232,341	258,160	124,096	134,299
Units purchased	853	1,173	1,387	3,230	4,303	12,973	1,347	2,245
Units redeemed	(14,206)	(26,822)	(10,826)	(14,056)	(19,280)	(38,792)	(7,702)	(12,448)

Ending units	215,599	228,952	87,368	96,807	217,364	232,341	117,741	124,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBP		FIP		FMC2		FMCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$69,709	109,548	127,810	172,844	(66,138)	(45,003)	(11,182)	(8,831)
Realized gain (loss) on investments	45,608	(49,876)	1,819,010	1,464,946	37,750	(2,870)	(15,859)	(292)
Change in unrealized gain (loss) on investments	443,450	526,980	1,641,876	3,814,398	1,640,201	941,716	314,698	167,462
Reinvested capital gains	2,699	-	77,796	332,486	-	1,211,724	-	221,527

Net increase (decrease) in contract owners’ equity resulting from operations	561,466	586,652	3,666,492	5,784,674	1,611,813	2,105,567	287,657	379,866

Equity transactions:
Purchase payments received from contract owners (note 4)	42,609	101,840	72,489	151,866	10,918	44,105	6,653	18,194
Transfers between funds	(106,418)	265,755	(281,972)	(177,197)	(221,593)	(12,890)	(19,388)	4,210
Redemptions (notes 2, 3, and 4)	(750,899)	(950,258)	(2,095,341)	(1,485,710)	(1,045,525)	(842,936)	(111,946)	(398,942)
Adjustments to maintain reserves	78	(174)	164	(103)	(3)	(71)	26	(89)

Net equity transactions	(814,630)	(582,837)	(2,304,660)	(1,511,144)	(1,256,203)	(811,792)	(124,655)	(376,627)

Net change in contract owners’ equity	(253,164)	3,815	1,361,832	4,273,530	355,610	1,293,775	163,002	3,239
Contract owners’ equity at beginning of period	7,309,975	7,306,160	24,311,780	20,038,250	11,171,052	9,877,277	1,856,871	1,853,632

Contract owners’ equity at end of period	$7,056,811	7,309,975	25,673,612	24,311,780	11,526,662	11,171,052	2,019,873	1,856,871

CHANGE IN UNITS:
Beginning units	312,503	338,882	607,919	650,919	241,230	260,035	23,138	28,142
Units purchased	11,670	27,059	7,715	11,125	3,028	2,668	138	410
Units redeemed	(45,399)	(53,438)	(64,273)	(54,125)	(31,141)	(21,473)	(1,700)	(5,414)

Ending units	278,774	312,503	551,361	607,919	213,117	241,230	21,576	23,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FMMP		FO2		FOP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,715)	(11,343)	(41,945)	23,805	(15,584)	8,137	(51,117)	16,122
Realized gain (loss) on investments	59,002	120,103	-	-	22,548	41,130	356,354	32,363
Change in unrealized gain (loss) on investments	988,033	411,706	-	-	227,881	319,135	380,973	1,010,683
Reinvested capital gains	-	647,808	-	-	8,139	69,768	24,464	202,457

Net increase (decrease) in contract owners’ equity resulting from operations	1,023,320	1,168,274	(41,945)	23,805	242,984	438,170	710,674	1,261,625

Equity transactions:
Purchase payments received from contract owners (note 4)	4,585	4,582	664,058	304,674	3,584	17,223	95,052	26,788
Transfers between funds	(14,450)	(58,808)	3,420,715	1,649,110	(36,056)	(39,661)	(316,276)	(118,512)
Redemptions (notes 2, 3, and 4)	(95,554)	(322,576)	(2,666,333)	(2,638,327)	(176,010)	(191,836)	(467,777)	(513,181)
Adjustments to maintain reserves	(122)	43	(195)	201	125	(114)	(76)	(148)

Net equity transactions	(105,541)	(376,759)	1,418,245	(684,342)	(208,357)	(214,388)	(689,077)	(605,053)

Net change in contract owners’ equity	917,779	791,515	1,376,300	(660,537)	34,627	223,782	21,597	656,572
Contract owners’ equity at beginning of period	6,173,561	5,382,046	3,381,718	4,042,255	1,990,416	1,766,634	5,758,023	5,101,451

Contract owners’ equity at end of period	$7,091,340	6,173,561	4,758,018	3,381,718	2,025,043	1,990,416	5,779,620	5,758,023

CHANGE IN UNITS:
Beginning units	73,665	78,453	276,218	329,911	133,700	149,856	229,946	256,238
Units purchased	193	139	401,811	196,950	3,513	2,553	10,454	2,100
Units redeemed	(1,466)	(4,927)	(286,666)	(250,643)	(18,271)	(18,709)	(38,008)	(28,392)

Ending units	72,392	73,665	391,363	276,218	118,942	133,700	202,392	229,946

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FOS		FV2		FVS		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(9,820)	9,222	437	1,310	672	1,328	219	629
Realized gain (loss) on investments	11,163	5,064	7,826	12,958	1,505	3,073	1,381	1,370
Change in unrealized gain (loss) on investments	202,922	273,738	(5,300)	47,812	557	31,360	691	17,667
Reinvested capital gains	6,737	53,165	12,141	23,869	7,026	12,669	5,427	9,379

Net increase (decrease) in contract owners’ equity resulting from operations	211,002	341,189	15,104	85,949	9,760	48,430	7,718	29,045

Equity transactions:
Purchase payments received from contract owners (note 4)	248	298	-	-	-	-	-	-
Transfers between funds	(39,263)	(1,029)	4,139	637	17	2	260	(490)
Redemptions (notes 2, 3, and 4)	(46,067)	(122,069)	(23,809)	(48,471)	(5,580)	(11,375)	(4,375)	(2,115)
Adjustments to maintain reserves	53	(55)	(38)	25	10	3	13	(47)

Net equity transactions	(85,029)	(122,855)	(19,708)	(47,809)	(5,553)	(11,370)	(4,102)	(2,652)

Net change in contract owners’ equity	125,973	218,334	(4,604)	38,140	4,207	37,060	3,616	26,393
Contract owners’ equity at beginning of period	1,569,198	1,350,864	344,774	306,634	197,792	160,732	115,544	89,151

Contract owners’ equity at end of period	$1,695,171	1,569,198	340,170	344,774	201,999	197,792	119,160	115,544

CHANGE IN UNITS:
Beginning units	72,812	79,146	13,177	15,277	7,136	7,580	3,462	3,553
Units purchased	14	17	409	46	1	-	62	19
Units redeemed	(3,978)	(6,351)	(1,165)	(2,146)	(210)	(444)	(194)	(110)

Ending units	68,848	72,812	12,421	13,177	6,927	7,136	3,330	3,462

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVFA2		FTVRDI		TIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(610)	2,143	1,501	10,380	3,681	3,554	1,826	732
Realized gain (loss) on investments	9,858	50,722	(6,338)	1,644	18,759	25,226	1,215	159
Change in unrealized gain (loss) on investments	(11,242)	124,655	(68,943)	35,624	59,527	54,705	(5,478)	7,406
Reinvested capital gains	44,189	91,987	121,117	28,902	45,571	134,529	-	840

Net increase (decrease) in contract owners’ equity resulting from operations	42,195	269,507	47,337	76,550	127,538	218,014	(2,437)	9,137

Equity transactions:
Purchase payments received from contract owners (note 4)	2,030	2,037	2,106	-	-	-	-	-
Transfers between funds	(33,677)	(84,354)	-	(32,172)	(19,633)	(4,069)	-	-
Redemptions (notes 2, 3, and 4)	(82,384)	(100,513)	(22,901)	(11,527)	(80,246)	(84,919)	(4,599)	(2,865)
Adjustments to maintain reserves	152	(65)	25	(21)	78	(27)	23	(23)

Net equity transactions	(113,879)	(182,895)	(20,770)	(43,720)	(99,801)	(89,015)	(4,576)	(2,888)

Net change in contract owners’ equity	(71,684)	86,612	26,567	32,830	27,737	128,999	(7,013)	6,249
Contract owners’ equity at beginning of period	965,279	878,667	464,281	431,451	934,719	805,720	86,333	80,084

Contract owners’ equity at end of period	$893,595	965,279	490,848	464,281	962,456	934,719	79,320	86,333

CHANGE IN UNITS:
Beginning units	32,063	38,703	29,901	32,984	25,941	28,650	4,666	4,830
Units purchased	706	448	139	-	147	12	-	-
Units redeemed	(4,874)	(7,088)	(1,405)	(3,083)	(2,851)	(2,721)	(292)	(164)

Ending units	27,895	32,063	28,635	29,901	23,237	25,941	4,374	4,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACC2		ACEG2		AVCE2		AVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,944	17,215	(22,953)	(19,844)	(1,223)	(4,910)	84	(82)
Realized gain (loss) on investments	181,771	138,618	189,097	74,057	26,659	10,045	(216)	(514)
Change in unrealized gain (loss) on investments	(410,848)	84,383	401,763	204,477	(64,854)	49,962	(4,220)	5,593
Reinvested capital gains	65,891	392,784	167,383	266,717	80,800	55,740	9,392	4,378

Net increase (decrease) in contract owners’ equity resulting from operations	(138,242)	633,000	735,290	525,407	41,382	110,837	5,040	9,375

Equity transactions:
Purchase payments received from contract owners (note 4)	26,964	15,661	37,838	24,795	11,968	1,036	-	-
Transfers between funds	(122,684)	(6,792)	(18,727)	(20,596)	(65,853)	(14,989)	-	(4,102)
Redemptions (notes 2, 3, and 4)	(353,548)	(203,487)	(346,845)	(121,859)	(93,683)	(24,728)	(739)	(529)
Adjustments to maintain reserves	71	(337)	(22)	231	46	(88)	8	3

Net equity transactions	(449,197)	(194,955)	(327,756)	(117,429)	(147,522)	(38,769)	(731)	(4,628)

Net change in contract owners’ equity	(587,439)	438,045	407,534	407,978	(106,140)	72,068	4,309	4,747
Contract owners’ equity at beginning of period	3,196,118	2,758,073	1,963,565	1,555,587	493,032	420,964	41,045	36,298

Contract owners’ equity at end of period	$2,608,679	3,196,118	2,371,099	1,963,565	386,892	493,032	45,354	41,045

CHANGE IN UNITS:
Beginning units	114,445	122,049	66,685	71,377	23,823	25,825	1,901	2,137
Units purchased	3,782	1,022	1,650	1,779	743	55	-	-
Units redeemed	(22,858)	(8,626)	(11,064)	(6,471)	(7,878)	(2,057)	(34)	(236)

Ending units	95,369	114,445	57,271	66,685	16,688	23,823	1,867	1,901

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVIE2		AVMCCI		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$659	69	(436)	(709)	(118)	-	(895)	-
Realized gain (loss) on investments	4,951	6,559	872	779	36	-	2,015	-
Change in unrealized gain (loss) on investments	803	6,785	(14,255)	11,044	6,278	-	46,302	-
Reinvested capital gains	1,554	4,553	23,765	12,466	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,967	17,966	9,946	23,580	6,196	-	47,422	-

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	(6,201)	1,981	1,288	13,163	-	108,146	-
Redemptions (notes 2, 3, and 4)	(8,948)	(10,678)	(3,123)	(1,283)	(76)	-	(4,648)	-
Adjustments to maintain reserves	20	(12)	27	(17)	(3)	-	(27)	-

Net equity transactions	(8,928)	(16,891)	(1,115)	(12)	13,084	-	103,471	-

Net change in contract owners’ equity	(961)	1,075	8,831	23,568	19,280	-	150,893	-
Contract owners’ equity at beginning of period	75,885	74,810	122,355	98,787	-	-	-	-

Contract owners’ equity at end of period	$74,924	75,885	131,186	122,355	19,280	-	150,893	-

CHANGE IN UNITS:
Beginning units	2,670	3,335	4,412	4,411	-	-	-	-
Units purchased	-	-	81	51	1,316	-	10,811	-
Units redeemed	(323)	(665)	(116)	(50)	(6)	-	(534)	-

Ending units	2,347	2,670	4,377	4,412	1,310	-	10,277	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGIS		OVGS		OVGSS		OVIGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,530	(13,190)	(738)	(347)	(21,304)	(15,467)	(196)	(160)
Realized gain (loss) on investments	283,698	242,204	292	148	75,117	7,293	742	7
Change in unrealized gain (loss) on investments	(217,989)	151,101	42,547	21,537	551,038	375,934	9,256	9,468
Reinvested capital gains	375,057	645,027	7,126	25,679	109,064	458,250	731	2,466

Net increase (decrease) in contract owners’ equity resulting from operations	442,296	1,025,142	49,227	47,017	713,915	826,010	10,533	11,781

Equity transactions:
Purchase payments received from contract owners (note 4)	14,410	11,054	-	-	982	1,175	-	-
Transfers between funds	(170,502)	2,207	(206)	(15)	(219,789)	(15,533)	-	-
Redemptions (notes 2, 3, and 4)	(567,264)	(391,539)	(7,909)	(8,969)	(639,922)	(292,987)	(2,404)	(1,927)
Adjustments to maintain reserves	196	(127)	(19)	28	(34)	105	1	(1)

Net equity transactions	(723,160)	(378,405)	(8,134)	(8,956)	(858,763)	(307,240)	(2,403)	(1,928)

Net change in contract owners’ equity	(280,864)	646,737	41,093	38,061	(144,848)	518,770	8,130	9,853
Contract owners’ equity at beginning of period	4,140,552	3,493,815	196,142	158,081	3,366,290	2,847,520	55,716	45,863

Contract owners’ equity at end of period	$3,859,688	4,140,552	237,235	196,142	3,221,442	3,366,290	63,846	55,716

CHANGE IN UNITS:
Beginning units	141,461	156,454	5,361	5,631	95,666	105,223	4,966	5,177
Units purchased	2,080	939	1	1	110	270	-	-
Units redeemed	(25,941)	(15,932)	(226)	(271)	(23,283)	(9,827)	(216)	(211)

Ending units	117,600	141,461	5,136	5,361	72,493	95,666	4,750	4,966

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,775	3,473	96,165	58,669	(1,294)	(2,804)	(1,902)	(4,336)
Realized gain (loss) on investments	(2,488)	(6,859)	(28,181)	(29,582)	(408)	(977)	(13,404)	2,247
Change in unrealized gain (loss) on investments	94	14,910	(32,500)	198,141	56,372	49,412	46,625	42,602
Reinvested capital gains	-	-	-	-	4,340	26,774	3,838	32,801

Net increase (decrease) in contract owners’ equity resulting from operations	1,381	11,524	35,484	227,228	59,010	72,405	35,157	73,314

Equity transactions:
Purchase payments received from contract owners (note 4)	350	235	25,641	103,853	1,920	1,859	30	24,730
Transfers between funds	(5,177)	(1,515)	(43,056)	13,563	18	(41,261)	(36,161)	713
Redemptions (notes 2, 3, and 4)	(11,579)	(37,129)	(177,329)	(337,738)	(1,234)	(29,124)	(12,986)	(109,021)
Adjustments to maintain reserves	8	(14)	124	(83)	-	90	(16)	(3)

Net equity transactions	(16,398)	(38,423)	(194,620)	(220,405)	704	(68,436)	(49,133)	(83,581)

Net change in contract owners’ equity	(15,017)	(26,899)	(159,136)	6,823	59,714	3,969	(13,976)	(10,267)
Contract owners’ equity at beginning of period	99,672	126,571	2,490,561	2,483,738	315,467	311,498	311,208	321,475

Contract owners’ equity at end of period	$84,655	99,672	2,331,425	2,490,561	375,181	315,467	297,232	311,208

CHANGE IN UNITS:
Beginning units	8,796	12,216	119,493	130,558	7,663	9,469	13,627	17,947
Units purchased	157	24	2,770	6,792	54	53	135	1,171
Units redeemed	(1,648)	(3,444)	(12,259)	(17,857)	(34)	(1,859)	(2,752)	(5,491)

Ending units	7,305	8,796	110,004	119,493	7,683	7,663	11,010	13,627

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		LZREMS		M2IGSS		MMCGSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,120	2,557	753	(161)	(11,721)	(9,727)	(21,428)	(17,408)
Realized gain (loss) on investments	3,845	5,648	(33,848)	(6)	72,018	22,884	87,923	97,446
Change in unrealized gain (loss) on investments	16,623	31,003	11,710	14,049	56,709	273,583	388,456	163,448
Reinvested capital gains	3,653	10,175	-	-	132,556	97,531	156,039	208,467

Net increase (decrease) in contract owners’ equity resulting from operations	26,241	49,383	(21,385)	13,882	249,562	384,271	610,990	451,953

Equity transactions:
Purchase payments received from contract owners (note 4)	2,450	2,100	40	-	20,214	30,482	9,358	10,855
Transfers between funds	(2,258)	(93)	16,156	172	(188,124)	13,297	249,686	(17,815)
Redemptions (notes 2, 3, and 4)	(47,007)	(40,668)	(4,092)	(2,767)	(140,359)	(89,821)	(188,014)	(164,555)
Adjustments to maintain reserves	48	(23)	32	(15)	31	(44)	78	(65)

Net equity transactions	(46,767)	(38,684)	12,136	(2,610)	(308,238)	(46,086)	71,108	(171,580)

Net change in contract owners’ equity	(20,526)	10,699	(9,249)	11,272	(58,676)	338,185	682,098	280,373
Contract owners’ equity at beginning of period	261,186	250,487	95,557	84,285	1,364,547	1,026,362	1,575,429	1,295,056

Contract owners’ equity at end of period	$240,660	261,186	86,308	95,557	1,305,871	1,364,547	2,257,527	1,575,429

CHANGE IN UNITS:
Beginning units	14,110	16,307	8,975	9,250	76,949	79,898	60,508	68,199
Units purchased	175	139	16,366	18	3,881	6,710	11,147	1,412
Units redeemed	(2,746)	(2,336)	(17,041)	(293)	(19,799)	(9,659)	(7,402)	(9,103)

Ending units	11,539	14,110	8,300	8,975	61,031	76,949	64,253	60,508

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNDSC		MVFSC		MVIVSC		MSVF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(14,736)	(13,315)	5,973	14,795	(1,834)	3,045	5,681	8,127
Realized gain (loss) on investments	8,979	580	13,738	(7,488)	54,773	28,887	1,880	2,428
Change in unrealized gain (loss) on investments	391,354	156,964	(47,087)	386,090	54,194	106,230	11,856	16,772
Reinvested capital gains	143,759	236,788	91,600	93,394	14,555	23,238	3,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	529,356	381,017	64,224	486,791	121,688	161,400	23,303	27,327

Equity transactions:
Purchase payments received from contract owners (note 4)	1,161	12,579	8,510	68,220	5,374	25,360	-	-
Transfers between funds	(11,017)	9,922	195,919	77,950	(155,527)	(22,627)	26,925	87,452
Redemptions (notes 2, 3, and 4)	(165,156)	(79,053)	(122,831)	(490,466)	(21,011)	(60,171)	(15,119)	(24,827)
Adjustments to maintain reserves	16	(52)	94	(45)	33	(36)	8	(36)

Net equity transactions	(174,996)	(56,604)	81,692	(344,341)	(171,131)	(57,474)	11,814	62,589

Net change in contract owners’ equity	354,360	324,413	145,916	142,450	(49,443)	103,926	35,117	89,916
Contract owners’ equity at beginning of period	1,315,218	990,805	1,959,138	1,816,688	787,754	683,828	376,323	286,407

Contract owners’ equity at end of period	$1,669,578	1,315,218	2,105,054	1,959,138	738,311	787,754	411,440	376,323

CHANGE IN UNITS:
Beginning units	36,257	38,204	57,034	68,873	34,529	37,254	23,228	19,139
Units purchased	372	799	11,885	4,796	7,369	1,722	2,162	7,455
Units redeemed	(4,719)	(2,746)	(8,558)	(16,635)	(14,678)	(4,447)	(1,389)	(3,366)

Ending units	31,910	36,257	60,361	57,034	27,220	34,529	24,001	23,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GEM2		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38,621	46,176	4,938	9,975	13,515	18,283	4,775	2,545
Realized gain (loss) on investments	(18,578)	(34,895)	36,095	18,765	16,500	40,888	2,407	91
Change in unrealized gain (loss) on investments	163,917	180,341	37,548	170,675	71,724	290,919	27,516	26,902
Reinvested capital gains	-	-	-	-	259,263	221,962	336	1,345

Net increase (decrease) in contract owners’ equity resulting from operations	183,960	191,622	78,581	199,415	361,002	572,052	35,034	30,883

Equity transactions:
Purchase payments received from contract owners (note 4)	22,594	27,493	84,897	1,564	47,688	14,423	429	412
Transfers between funds	306,038	12,270	(72,760)	(119,881)	86,511	258,745	68,884	59,994
Redemptions (notes 2, 3, and 4)	(350,112)	(273,588)	(210,387)	(74,640)	(214,620)	(291,464)	(27,341)	(63,379)
Adjustments to maintain reserves	130	(135)	150	(86)	70	(113)	21	(55)

Net equity transactions	(21,350)	(233,960)	(198,100)	(193,043)	(80,351)	(18,409)	41,993	(3,028)

Net change in contract owners’ equity	162,610	(42,338)	(119,519)	6,372	280,651	553,643	77,027	27,855
Contract owners’ equity at beginning of period	3,778,433	3,820,771	1,020,954	1,014,582	3,506,204	2,952,561	432,619	404,764

Contract owners’ equity at end of period	$3,941,043	3,778,433	901,435	1,020,954	3,786,855	3,506,204	509,646	432,619

CHANGE IN UNITS:
Beginning units	247,644	263,230	33,600	40,568	168,710	169,952	33,905	34,215
Units purchased	51,070	6,780	2,731	96	13,084	14,030	4,957	5,722
Units redeemed	(52,155)	(22,366)	(9,990)	(7,064)	(16,961)	(15,272)	(1,957)	(6,032)

Ending units	246,559	247,644	26,341	33,600	164,833	168,710	36,905	33,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,383)	(6,218)	4,082	1,582	(10,472)	(17,197)	(117,283)	106,900
Realized gain (loss) on investments	127,817	64,710	4,288	40,045	93,120	110,932	229,988	675,706
Change in unrealized gain (loss) on investments	177,587	222,679	(164)	55,104	902,585	170,416	495,913	385,439
Reinvested capital gains	100,581	117,969	70,722	65,386	263,419	349,050	787,356	1,217,450

Net increase (decrease) in contract owners’ equity resulting from operations	399,602	399,140	78,928	162,117	1,248,652	613,201	1,395,974	2,385,495

Equity transactions:
Purchase payments received from contract owners (note 4)	197,042	-	434	412	3,523	1,800	29,047	146,653
Transfers between funds	(4,136)	(54,568)	(14,439)	(6,410)	21,055	(60,880)	(9,470)	(146,093)
Redemptions (notes 2, 3, and 4)	(367,015)	(101,500)	(130,678)	(135,883)	(101,336)	(197,850)	(324,855)	(1,726,131)
Adjustments to maintain reserves	93	(75)	48	(40)	117	-	148	(156)

Net equity transactions	(174,016)	(156,143)	(144,635)	(141,921)	(76,641)	(256,930)	(305,130)	(1,725,727)

Net change in contract owners’ equity	225,586	242,997	(65,707)	20,196	1,172,011	356,271	1,090,844	659,768
Contract owners’ equity at beginning of period	1,487,165	1,244,168	741,054	720,858	2,558,023	2,201,752	12,995,145	12,335,377

Contract owners’ equity at end of period	$1,712,751	1,487,165	675,347	741,054	3,730,034	2,558,023	14,085,989	12,995,145

CHANGE IN UNITS:
Beginning units	58,150	64,800	33,807	40,920	92,618	102,775	511,090	585,769
Units purchased	7,077	1,370	363	718	3,526	1,856	1,244	6,898
Units redeemed	(13,250)	(8,020)	(6,658)	(7,831)	(5,927)	(12,013)	(13,443)	(81,577)

Ending units	51,977	58,150	27,512	33,807	90,217	92,618	498,891	511,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX2		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(62,755)	53,850	8,375	-	(21,958)	19,272	(40,108)	36,707
Realized gain (loss) on investments	38,114	91,787	80	-	35,508	80,638	(20,711)	(7,996)
Change in unrealized gain (loss) on investments	235,472	250,341	68,670	-	110,974	181,787	205,411	205,085
Reinvested capital gains	163,326	320,286	-	-	158,457	225,098	32,955	77,269

Net increase (decrease) in contract owners’ equity resulting from operations	374,157	716,264	77,125	-	282,981	506,795	177,547	311,065

Equity transactions:
Purchase payments received from contract owners (note 4)	31,083	45,923	-	-	21,624	7,527	8,468	7,572
Transfers between funds	(8,873)	(180,057)	656,414	-	(5,879)	(32,239)	(135,539)	14,605
Redemptions (notes 2, 3, and 4)	(554,167)	(890,168)	(81)	-	(126,904)	(281,026)	(260,615)	(300,392)
Adjustments to maintain reserves	34	(143)	(4)	-	(24)	(61)	16	(119)

Net equity transactions	(531,923)	(1,024,445)	656,329	-	(111,183)	(305,799)	(387,670)	(278,334)

Net change in contract owners’ equity	(157,766)	(308,181)	733,454	-	171,798	200,996	(210,123)	32,731
Contract owners’ equity at beginning of period	6,042,165	6,350,346	-	-	2,554,663	2,353,667	3,918,471	3,885,740

Contract owners’ equity at end of period	$5,884,399	6,042,165	733,454	-	2,726,461	2,554,663	3,708,348	3,918,471

CHANGE IN UNITS:
Beginning units	314,133	367,493	-	-	93,681	105,736	243,237	259,221
Units purchased	12,553	2,519	55,529	-	2,416	571	9,113	3,615
Units redeemed	(40,736)	(55,879)	(405)	-	(6,528)	(12,626)	(33,893)	(19,599)

Ending units	285,950	314,133	55,124	-	89,569	93,681	218,457	243,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		MCIF		MCIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(227,783)	200,876	1,731	3,979	124	410	(3,828)	(880)
Realized gain (loss) on investments	550,519	1,145,551	(1,812)	(900)	(8,223)	792	(124,366)	81,015
Change in unrealized gain (loss) on investments	193,962	109,747	1,236	8,245	20,640	27,852	171,417	44,545
Reinvested capital gains	1,144,249	2,052,942	-	-	12,659	46,626	105,409	421,985

Net increase (decrease) in contract owners’ equity resulting from operations	1,660,947	3,509,116	1,155	11,324	25,200	75,680	148,632	546,665

Equity transactions:
Purchase payments received from contract owners (note 4)	111,360	193,851	-	-	149	149	930	55,387
Transfers between funds	(1,094,148)	(805,477)	(30,086)	-	(32,305)	(40,631)	(371,315)	16,460
Redemptions (notes 2, 3, and 4)	(2,000,038)	(2,699,847)	(11,541)	(10,813)	(5,984)	(70,922)	(129,732)	(337,091)
Adjustments to maintain reserves	133	(145)	(5)	7	10	(18)	(71)	31

Net equity transactions	(2,982,693)	(3,311,618)	(41,632)	(10,806)	(38,130)	(111,422)	(500,188)	(265,213)

Net change in contract owners’ equity	(1,321,746)	197,498	(40,477)	518	(12,930)	(35,742)	(351,556)	281,452
Contract owners’ equity at beginning of period	22,935,619	22,738,121	88,673	88,155	311,708	347,450	2,643,922	2,362,470

Contract owners’ equity at end of period	$21,613,873	22,935,619	48,196	88,673	298,778	311,708	2,292,366	2,643,922

CHANGE IN UNITS:
Beginning units	1,036,701	1,195,423	7,174	8,102	7,923	10,984	73,472	81,656
Units purchased	5,251	9,910	-	-	93	23	6,775	2,329
Units redeemed	(145,599)	(168,632)	(3,443)	(928)	(1,214)	(3,084)	(22,967)	(10,513)

Ending units	896,353	1,036,701	3,731	7,174	6,802	7,923	57,280	73,472

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV2		NVAMVZ		NVCBD1		NVCBD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52	1,954	13,939	-	165	182	8,083	9,411
Realized gain (loss) on investments	(8,275)	(594)	30,133	-	2	(1)	1,684	454
Change in unrealized gain (loss) on investments	(98)	12,881	254,218	-	394	502	19,259	21,315
Reinvested capital gains	2,208	13,991	-	-	24	-	1,358	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,113)	28,232	298,290	-	585	683	30,384	31,180

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	8,907	-	554	548	-	-
Transfers between funds	(31,979)	-	1,706,461	-	-	-	44,853	128,096
Redemptions (notes 2, 3, and 4)	(1,344)	(7,465)	(244,857)	-	-	-	(13,274)	(33,047)
Adjustments to maintain reserves	(3)	(19)	215	-	(3)	(1)	14	(13)

Net equity transactions	(33,326)	(7,484)	1,470,726	-	551	547	31,593	95,036

Net change in contract owners’ equity	(39,439)	20,748	1,769,016	-	1,136	1,230	61,977	126,216
Contract owners’ equity at beginning of period	136,504	115,756	-	-	9,891	8,661	524,081	397,865

Contract owners’ equity at end of period	$97,065	136,504	1,769,016	-	11,027	9,891	586,058	524,081

CHANGE IN UNITS:
Beginning units	4,380	4,662	-	-	698	658	37,451	30,645
Units purchased	-	-	170,267	-	38	40	4,992	9,240
Units redeemed	(1,273)	(282)	(21,903)	-	-	-	(2,690)	(2,434)

Ending units	3,107	4,380	148,364	-	736	698	39,753	37,451

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCA2		NVCCN2		NVCMA2		NVCMC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(940)	9,129	(2,278)	3,301	210	2,561	(2,285)	3,889
Realized gain (loss) on investments	615	1,646	(241)	(337)	(11,578)	(13,830)	(1,989)	(2,396)
Change in unrealized gain (loss) on investments	35,718	30,246	20,192	13,310	13,683	24,287	24,755	18,421
Reinvested capital gains	21,228	49,997	644	4,367	2,553	14,581	2,206	14,424

Net increase (decrease) in contract owners’ equity resulting from operations	56,621	91,018	18,317	20,641	4,868	27,599	22,687	34,338

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	526	526
Transfers between funds	-	-	70,930	-	-	(18,938)	-	20,401
Redemptions (notes 2, 3, and 4)	(7,280)	(9,323)	(1,920)	(1,476)	(92,779)	(15,991)	(16,594)	(14,937)
Adjustments to maintain reserves	34	(24)	9	1	(1)	(4)	20	(22)

Net equity transactions	(7,246)	(9,347)	69,019	(1,475)	(92,780)	(34,933)	(16,048)	5,968

Net change in contract owners’ equity	49,375	81,671	87,336	19,166	(87,912)	(7,334)	6,639	40,306
Contract owners’ equity at beginning of period	567,736	486,065	237,783	218,617	134,312	141,646	309,215	268,909

Contract owners’ equity at end of period	$617,111	567,736	325,119	237,783	46,400	134,312	315,854	309,215

CHANGE IN UNITS:
Beginning units	34,022	34,648	17,414	17,524	7,787	9,944	21,099	20,747
Units purchased	-	-	5,086	-	-	-	34	1,400
Units redeemed	(486)	(626)	(133)	(110)	(5,339)	(2,157)	(1,112)	(1,048)

Ending units	33,536	34,022	22,367	17,414	2,448	7,787	20,021	21,099

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMD2		NVCRA2		NVCRB2		NVDBL2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,947)	31,362	73	(6,782)	(2,192)	8,561	(6,758)	7,895
Realized gain (loss) on investments	(20,908)	(279)	2	(35,627)	(2,235)	(1,060)	(774)	7,118
Change in unrealized gain (loss) on investments	148,218	120,679	7,893	234,524	46,088	32,163	42,086	36,384
Reinvested capital gains	52,836	144,916	-	5,388	7,358	35,645	20,262	42,309

Net increase (decrease) in contract owners’ equity resulting from operations	174,199	296,678	7,968	197,503	49,019	75,309	54,816	93,706

Equity transactions:
Purchase payments received from contract owners (note 4)	2,035	2,028	1,200	1,200	-	-	3,116	3,530
Transfers between funds	-	(2,761)	-	(1,271,002)	61,082	-	(6,481)	(7,530)
Redemptions (notes 2, 3, and 4)	(173,661)	(72,489)	(8,404)	(1,261)	(51,531)	(29,625)	(31,693)	(68,482)
Adjustments to maintain reserves	21	(21)	(10)	(19)	(15)	(7)	(5)	(7)

Net equity transactions	(171,605)	(73,243)	(7,214)	(1,271,082)	9,536	(29,632)	(35,063)	(72,489)

Net change in contract owners’ equity	2,594	223,435	754	(1,073,579)	58,555	45,677	19,753	21,217
Contract owners’ equity at beginning of period	2,015,802	1,792,367	74,382	1,147,961	561,470	515,793	731,732	710,515

Contract owners’ equity at end of period	$2,018,396	2,015,802	75,136	74,382	620,025	561,470	751,485	731,732

CHANGE IN UNITS:
Beginning units	124,506	129,286	4,219	81,335	35,899	37,909	37,987	42,093
Units purchased	128	153	72	166	3,885	-	161	469
Units redeemed	(10,652)	(4,933)	(480)	(77,282)	(3,286)	(2,010)	(2,102)	(4,575)

Ending units	113,982	124,506	3,811	4,219	36,498	35,899	36,046	37,987

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDCA2		NVIE6		NVLCP2		NVMIG6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(365)	430	(103)	918	5,940	6,691	(104)	(31)
Realized gain (loss) on investments	(154)	82	(6,490)	210	819	183	31	51
Change in unrealized gain (loss) on investments	2,300	3,475	3,498	7,158	21,359	18,850	4,683	878
Reinvested capital gains	2,404	3,084	-	2,834	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,185	7,071	(3,095)	11,120	28,118	25,724	4,610	898

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	4,993	75,000	-	-
Transfers between funds	99	33	(148)	8,510	7,562	864	25,315	(5,730)
Redemptions (notes 2, 3, and 4)	(2,775)	(2,065)	(5,644)	(6,500)	(8,425)	(17,433)	(326)	(3)
Adjustments to maintain reserves	21	5	10	(11)	26	(25)	11	7

Net equity transactions	(2,655)	(2,027)	(5,782)	1,999	4,156	58,406	25,000	(5,726)

Net change in contract owners’ equity	1,530	5,044	(8,877)	13,119	32,274	84,130	29,610	(4,828)
Contract owners’ equity at beginning of period	43,656	38,612	76,326	63,207	351,326	267,196	-	4,828

Contract owners’ equity at end of period	$45,186	43,656	67,449	76,326	383,600	351,326	29,610	-

CHANGE IN UNITS:
Beginning units	1,859	1,951	7,114	6,928	23,665	19,473	-	463
Units purchased	4	2	1,391	818	811	5,694	1,473	-
Units redeemed	(122)	(94)	(2,641)	(632)	(539)	(1,502)	(18)	(463)

Ending units	1,741	1,859	5,864	7,114	23,937	23,665	1,455	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVX		NVMIVZ		NVMLG2		NVMMG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(80)	-	(576)	-	(596)	2,058	(1,158)	(711)
Realized gain (loss) on investments	6	-	1,594	-	(27,452)	2,253	255	948
Change in unrealized gain (loss) on investments	3,611	-	43,369	-	7,657	(3,320)	49,183	(1,652)
Reinvested capital gains	-	-	-	-	33,383	9,147	17,233	20,840

Net increase (decrease) in contract owners’ equity resulting from operations	3,537	-	44,387	-	12,992	10,138	65,513	19,425

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	600	-	-	721	-	-
Transfers between funds	20,342	-	244,305	-	(49,979)	55,087	54,725	26,242
Redemptions (notes 2, 3, and 4)	(12)	-	(5,773)	-	(4,546)	(15,996)	(14,284)	(16,767)
Adjustments to maintain reserves	43	-	3,249	-	20	(24)	(9)	1

Net equity transactions	20,373	-	242,381	-	(54,505)	39,788	40,432	9,476

Net change in contract owners’ equity	23,910	-	286,768	-	(41,513)	49,926	105,945	28,901
Contract owners’ equity at beginning of period	-	-	-	-	72,369	22,443	83,185	54,284

Contract owners’ equity at end of period	$23,910	-	286,768	-	30,856	72,369	189,130	83,185

CHANGE IN UNITS:
Beginning units	-	-	-	-	3,012	1,215	3,444	3,047
Units purchased	2,034	-	26,994	-	-	2,855	2,209	1,161
Units redeemed	-	-	(2,895)	-	(2,024)	(1,058)	(694)	(764)

Ending units	2,034	-	24,099	-	988	3,012	4,959	3,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,876	2,688	(473)	(371)	(27)	(23)	(32)	(35)
Realized gain (loss) on investments	(7,362)	(2,455)	(1,231)	650	(36)	(30)	(37)	(29)
Change in unrealized gain (loss) on investments	(1,093)	2,042	(3,474)	13,703	624	1,119	984	1,792
Reinvested capital gains	-	38,581	5,219	7,640	663	930	1,067	1,496

Net increase (decrease) in contract owners’ equity resulting from operations	(6,579)	40,856	41	21,622	1,224	1,996	1,982	3,224

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	22,289	(26,791)	-	-	-	-	-
Redemptions (notes 2, 3, and 4)	(11,815)	(10,172)	(2,601)	(2,130)	-	-	-	-
Adjustments to maintain reserves	37	(51)	17	(1)	-	1	(1)	(1)

Net equity transactions	(11,778)	12,066	(29,375)	(2,131)	-	1	(1)	(1)

Net change in contract owners’ equity	(18,357)	52,922	(29,334)	19,491	1,224	1,997	1,981	3,223
Contract owners’ equity at beginning of period	229,207	176,285	100,802	81,311	10,104	8,107	16,227	13,004

Contract owners’ equity at end of period	$210,850	229,207	71,468	100,802	11,328	10,104	18,208	16,227

CHANGE IN UNITS:
Beginning units	9,754	9,196	4,615	4,722	447	447	717	717
Units purchased	-	1,034	-	-	-	-	-	-
Units redeemed	(574)	(476)	(1,707)	(107)	-	-	-	-

Ending units	9,180	9,754	2,908	4,615	447	447	717	717

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE2		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(39,400)	137,358	12,786	151,366	2,402	4,833	81	669
Realized gain (loss) on investments	(99,014)	1,383,079	531,722	687,026	(35,202)	(16,988)	322	(131)
Change in unrealized gain (loss) on investments	2,870,774	470,960	1,739,615	497,772	(53,354)	296,335	1,199	1,808
Reinvested capital gains	4,771,189	11,884,820	3,870,857	9,394,744	4,898	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,503,549	13,876,217	6,154,980	10,730,908	(81,256)	284,180	1,602	2,346

Equity transactions:
Purchase payments received from contract owners (note 4)	254,295	337,179	100,099	101,238	31,727	32,349	-	-
Transfers between funds	(1,933,701)	(1,374,489)	(825,226)	(461,613)	(29,509)	(5,370)	43,894	(30,098)
Redemptions (notes 2, 3, and 4)	(5,002,991)	(4,527,682)	(2,922,925)	(2,684,140)	(85,087)	(144,169)	(59,960)	(1,531)
Adjustments to maintain reserves	(3,411)	35	(663)	(183)	87	(49)	-	5

Net equity transactions	(6,685,808)	(5,564,957)	(3,648,715)	(3,044,698)	(82,782)	(117,239)	(16,066)	(31,624)

Net change in contract owners’ equity	817,741	8,311,260	2,506,265	7,686,210	(164,038)	166,941	(14,464)	(29,278)
Contract owners’ equity at beginning of period	49,351,260	41,040,000	38,743,104	31,056,894	1,154,455	987,514	65,379	94,657

Contract owners’ equity at end of period	$50,169,001	49,351,260	41,249,369	38,743,104	990,417	1,154,455	50,915	65,379

CHANGE IN UNITS:
Beginning units	1,237,304	1,396,169	964,507	1,050,445	62,749	69,287	5,891	8,788
Units purchased	13,890	9,636	4,248	5,736	2,283	1,860	4,023	4,645
Units redeemed	(178,847)	(168,501)	(93,518)	(91,674)	(7,339)	(8,398)	(5,365)	(7,542)

Ending units	1,072,347	1,237,304	875,237	964,507	57,693	62,749	4,549	5,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SCF		SCF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32	115	(86,244)	76,643	(2,351)	(2,353)	(9,889)	(12,587)
Realized gain (loss) on investments	(1,131)	(31)	-	-	4,005	6,327	(126,390)	695
Change in unrealized gain (loss) on investments	831	(548)	-	-	41,283	21,683	245,265	111,272
Reinvested capital gains	-	594	-	-	10,093	28,472	36,808	128,723

Net increase (decrease) in contract owners’ equity resulting from operations	(268)	130	(86,244)	76,643	53,030	54,129	145,794	228,103

Equity transactions:
Purchase payments received from contract owners (note 4)	5,569	-	2,227,294	1,103,096	141	171	443	466
Transfers between funds	(3,651)	6,911	3,173,348	3,396,424	585	570	(60,710)	(8,123)
Redemptions (notes 2, 3, and 4)	(5,869)	(261)	(6,573,972)	(5,108,345)	(17,600)	(14,960)	(220,935)	(109,251)
Adjustments to maintain reserves	(9)	4	123	(154)	(18)	(1)	(91)	(37)

Net equity transactions	(3,960)	6,654	(1,173,207)	(608,979)	(16,892)	(14,220)	(281,293)	(116,945)

Net change in contract owners’ equity	(4,228)	6,784	(1,259,451)	(532,336)	36,138	39,909	(135,499)	111,158
Contract owners’ equity at beginning of period	6,784	-	10,973,471	11,505,807	265,935	226,026	1,092,722	981,564

Contract owners’ equity at end of period	$2,556	6,784	9,714,020	10,973,471	302,073	265,935	957,223	1,092,722

CHANGE IN UNITS:
Beginning units	419	-	1,087,782	1,146,182	7,301	7,723	31,316	34,848
Units purchased	377	436	753,546	509,867	24	22	650	209
Units redeemed	(646)	(17)	(869,877)	(568,267)	(504)	(444)	(9,522)	(3,741)

Ending units	150	419	971,451	1,087,782	6,821	7,301	22,444	31,316

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF2		SCVF		SCVF2		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,942)	(4,377)	(486)	24	(7,880)	(2,562)	(209)	151
Realized gain (loss) on investments	(16,641)	(1,661)	(2,294)	(1,308)	(103,377)	4,536	8,633	12,387
Change in unrealized gain (loss) on investments	123,298	2,137	6,302	(7,567)	118,173	(137,264)	(9,692)	(4,727)
Reinvested capital gains	65,761	113,770	273	17,170	3,704	267,041	2,001	1,169

Net increase (decrease) in contract owners’ equity resulting from operations	167,476	109,869	3,795	8,319	10,620	131,751	733	8,980

Equity transactions:
Purchase payments received from contract owners (note 4)	11,472	1,729	-	-	4,038	11,696	59	59
Transfers between funds	(3,942)	4,800	4,950	4,259	(7,475)	(4,995)	(33,929)	43,617
Redemptions (notes 2, 3, and 4)	(39,339)	(15,986)	(1,599)	(1,879)	(68,276)	(70,891)	(1,859)	(19,718)
Adjustments to maintain reserves	114	(51)	2	(12)	(40)	22	(15)	23

Net equity transactions	(31,695)	(9,508)	3,353	2,368	(71,753)	(64,168)	(35,744)	23,981

Net change in contract owners’ equity	135,781	100,361	7,148	10,687	(61,133)	67,583	(35,011)	32,961
Contract owners’ equity at beginning of period	426,309	325,948	56,379	45,692	851,935	784,352	64,791	31,830

Contract owners’ equity at end of period	$562,090	426,309	63,527	56,379	790,802	851,935	29,780	64,791

CHANGE IN UNITS:
Beginning units	16,509	16,900	1,791	1,708	31,099	33,509	2,706	1,699
Units purchased	1,399	969	209	146	1,477	1,234	2	1,943
Units redeemed	(2,234)	(1,360)	(59)	(63)	(4,734)	(3,644)	(1,563)	(936)

Ending units	15,674	16,509	1,941	1,791	27,842	31,099	1,145	2,706

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		PMVEBD		PMVFAD		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(620)	(1,116)	604	947	3,620	625	593	11,886
Realized gain (loss) on investments	22,111	16,234	(175)	220	(3,674)	(118)	(1,753)	(2,806)
Change in unrealized gain (loss) on investments	(5,462)	14,533	(770)	3,053	7,051	4,289	14,065	11,211
Reinvested capital gains	4,927	9,062	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,956	38,713	(341)	4,220	6,997	4,796	12,905	20,291

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	47,667	-	300	38,884
Transfers between funds	-	(20,000)	-	(224)	(11,702)	-	(39,112)	36,804
Redemptions (notes 2, 3, and 4)	(54,147)	(15,255)	(34,180)	(17)	(58,058)	(612)	(17,947)	(69,729)
Adjustments to maintain reserves	12	(28)	1	-	22	2	90	(31)

Net equity transactions	(54,135)	(35,283)	(34,179)	(241)	(22,071)	(610)	(56,669)	5,928

Net change in contract owners’ equity	(33,179)	3,430	(34,520)	3,979	(15,074)	4,186	(43,764)	26,219
Contract owners’ equity at beginning of period	171,342	167,912	34,916	30,937	89,232	85,046	739,914	713,695

Contract owners’ equity at end of period	$138,163	171,342	396	34,916	74,158	89,232	696,150	739,914

CHANGE IN UNITS:
Beginning units	5,488	6,709	2,939	2,941	7,290	7,341	61,822	61,409
Units purchased	-	-	-	1,775	3,595	-	104	10,675
Units redeemed	(1,735)	(1,221)	(2,908)	(1,777)	(5,387)	(51)	(4,821)	(10,262)

Ending units	3,753	5,488	31	2,939	5,498	7,290	57,105	61,822

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		PVTSCB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$440	2,218	(4,040)	(3,066)	178	88	-	(130)
Realized gain (loss) on investments	(991)	1,633	19,985	12,562	262	489	(904)	(666)
Change in unrealized gain (loss) on investments	(2,475)	16,899	82,796	40,627	3,576	6,846	1,869	3,703
Reinvested capital gains	5,675	16,565	18,601	41,907	-	62	-	3,103

Net increase (decrease) in contract owners’ equity resulting from operations	2,649	37,315	117,342	92,030	4,016	7,485	965	6,010

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	4,160	-	-	-	-	-
Transfers between funds	(4,944)	(34,106)	64,632	(6,627)	-	-	521	865
Redemptions (notes 2, 3, and 4)	(6,039)	(72,988)	(31,676)	(35,312)	(644)	(1,200)	(710)	(551)
Adjustments to maintain reserves	17	(22)	40	(32)	17	(2)	5	(5)

Net equity transactions	(10,966)	(107,116)	37,156	(41,971)	(627)	(1,202)	(184)	309

Net change in contract owners’ equity	(8,317)	(69,801)	154,498	50,059	3,389	6,283	781	6,319
Contract owners’ equity at beginning of period	100,244	170,045	321,804	271,745	38,311	32,028	32,232	25,913

Contract owners’ equity at end of period	$91,927	100,244	476,302	321,804	41,700	38,311	33,013	32,232

CHANGE IN UNITS:
Beginning units	7,629	16,674	17,560	20,043	2,124	2,195	1,138	1,125
Units purchased	-	403	3,897	2	-	-	23	34
Units redeemed	(937)	(9,448)	(2,507)	(2,485)	(37)	(71)	(29)	(21)

Ending units	6,692	7,629	18,950	17,560	2,087	2,124	1,132	1,138

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		VWHAS		WFVSCG		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(89)	(452)	(309)	(415)	(567)	(1,201)	(48)	(139)
Realized gain (loss) on investments	(14,688)	(1,032)	(6,246)	(4,255)	(8,328)	13,413	(3,401)	67
Change in unrealized gain (loss) on investments	19,282	5,131	114,941	7,960	20,520	(590)	(1,292)	1,613
Reinvested capital gains	-	-	-	-	2,865	15,681	3,920	1,947

Net increase (decrease) in contract owners’ equity resulting from operations	4,505	3,647	108,386	3,290	14,490	27,303	(821)	3,488

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	631	660	-	-	-	-
Transfers between funds	-	-	67,871	6,271	(49,196)	(28,674)	(13,163)	-
Redemptions (notes 2, 3, and 4)	(35,981)	(1,390)	(2,338)	(8,677)	(2,397)	(19,598)	(43)	(99)
Adjustments to maintain reserves	7	(5)	7	(8)	47	(55)	(9)	3

Net equity transactions	(35,974)	(1,395)	66,171	(1,754)	(51,546)	(48,327)	(13,215)	(96)

Net change in contract owners’ equity	(31,469)	2,252	174,557	1,536	(37,056)	(21,024)	(14,036)	3,392
Contract owners’ equity at beginning of period	36,561	34,309	37,913	36,377	99,030	120,054	14,036	10,644

Contract owners’ equity at end of period	$5,092	36,561	212,470	37,913	61,974	99,030	-	14,036

CHANGE IN UNITS:
Beginning units	6,091	6,310	6,391	6,755	2,602	3,953	662	667
Units purchased	-	-	28,610	1,232	382	258	-	-
Units redeemed	(5,388)	(219)	(4,465)	(1,596)	(1,942)	(1,609)	(662)	(5)

Ending units	703	6,091	30,536	6,391	1,042	2,602	-	662

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVKMG2		GVDIVI		GVDIV2		NVMLV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(389)	(1,561)	1,709	4,997	22,806	68,286	9,026	411,808
Realized gain (loss) on investments	(46,553)	7,074	(12,394)	(1,136)	(169,156)	(3,345)	(1,480,356)	5,934
Change in unrealized gain (loss) on investments	1,356	26,627	7,187	(1,121)	98,479	(34,321)	525,344	(135,427)
Reinvested capital gains	29,089	14,940	-	924	-	12,923	695,814	151,919

Net increase (decrease) in contract owners’ equity resulting from operations	(16,497)	47,080	(3,498)	3,664	(47,871)	43,543	(250,172)	434,234

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,000	3,600	5,716	32,450
Transfers between funds	(64,332)	(88,180)	(20,342)	-	(271,382)	1,806	(1,712,915)	(25,897)
Redemptions (notes 2, 3, and 4)	(23,622)	(17,683)	(1)	(7,319)	(5,242)	(18,668)	(116,429)	(296,291)
Adjustments to maintain reserves	(14)	4	(4)	(1)	(3,145)	(48)	(62)	(136)

Net equity transactions	(87,968)	(105,859)	(20,347)	(7,320)	(276,769)	(13,310)	(1,823,690)	(289,874)

Net change in contract owners’ equity	(104,465)	(58,779)	(23,845)	(3,656)	(324,640)	30,233	(2,073,862)	144,360
Contract owners’ equity at beginning of period	104,465	163,244	23,845	27,501	324,640	294,407	2,073,862	1,929,502

Contract owners’ equity at end of period	$-	104,465	-	23,845	-	324,640	-	2,073,862

CHANGE IN UNITS:
Beginning units	5,008	10,420	2,353	3,128	31,891	33,176	111,114	127,886
Units purchased	1,800	1,020	-	-	432	587	3,453	912
Units redeemed	(6,808)	(6,432)	(2,353)	(775)	(32,323)	(1,872)	(114,567)	(17,684)

Ending units	-	5,008	-	2,353	-	31,891	-	111,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

INVESCO INVESTMENTS

Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)*

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	6/8/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FHIBS	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	Federated Insurance Series - Federated High Income Bond Fund II: Service Shares	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVK2	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares	Federated Insurance Series - Federated Kaufmann Fund II: Primary Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 3.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.40% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.05%
5% Enhanced Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option (EV)	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $811,457 and $694,824, respectively, and total transfers from the Separate Account to the fixed account were $4,172,600 and $5,487,560, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$392,318,739	$-	$-	$392,318,739

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVGIB	$126,879	$148,449
ALVIVB	2,729	9,062
ALVPGB	153,940	201,174
ALVSVB	151,900	378,408
MLVGA3	227,226	144,373
DSIF	46,429	29,215
DSIFS	386,603	471,770
DSRG	3,413	1,357
DVMCSS	37,253	47,185
DVSCS	15,777	19,343
ETVFR	1,615	7,831
FHIBS	164,804	300,727
FQB	38,210	55,991
FQBS	50,494	154,169
FVK2	5,258	1,459
FVU2S	17,601	84,978
FAM2	13,662	164,353
FAMG2	8,605	75,629
FAMGP	74,222	106,557
FAMGS	11,381	51,895
FAMP	57,740	222,440
FAMS	22,699	257,527
FB2	33,591	153,101
FBP	679,365	1,948,497
FBS	111,272	251,873
FDCA2	26,799	170,040
FDCAS	3,946	2,612
FEI2	503,615	1,083,687
FEIP	515,922	850,357
FEIS	372,076	546,681
FG2	1,128,315	1,346,990
FGI2	271,359	429,379
FGIP	311,761	406,629
FGIS	335,367	246,230
FGP	1,502,506	1,471,516
FGS	1,035,365	758,084
FHI2	98,951	202,060
FHIP	311,753	460,549
FHIS	131,102	157,848
FIGBP	409,318	1,151,617
FIP	655,286	2,754,505
FMC2	127,571	1,449,909
FMCP	17,348	153,211
FMCS	40,151	169,286
FMMP	3,809,328	2,432,834
FO2	56,762	272,688
FOP	279,546	995,874
FOS	12,473	100,637
FV2	23,656	30,747
FVS	9,350	7,216
FVSS	8,050	6,520
FVSS2	66,109	136,561
FTVFA2	129,418	27,594
FTVRDI	63,139	113,766

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

TIF	2,618	5,391
ACC2	193,027	551,460
ACEG2	205,329	388,629
AVCE2	96,106	164,097
AVGI	9,936	1,198
AVIE2	2,980	9,715
AVMCCI	26,575	4,389
OVAG	13,163	192
OVAG2	110,635	8,032
OVGIS	463,938	810,707
OVGS	8,517	10,245
OVGSS	124,491	895,458
OVIGS	3,625	5,494
OVSB	6,326	18,956
OVSBS	159,946	258,526
OVSC	6,835	3,085
OVSCS	11,539	58,720
WRASP	11,099	52,142
LZREMS	157,345	144,488
M2IGSS	192,116	379,552
MMCGSC	429,426	223,786
MNDSC	158,075	204,064
MVFSC	471,498	292,331
MVIVSC	56,683	215,127
MSVF2	49,304	27,758
GBF	839,012	821,872
GEM2	101,642	294,954
GVAAA2	568,226	375,868
GVABD2	79,731	32,648
GVAGG2	326,676	406,588
GVAGI2	88,835	158,713
GVAGR2	387,398	211,210
GVDMA	1,080,341	715,545
GVDMC	390,111	821,507
GVEX2	670,991	6,283
GVIDA	165,212	139,873
GVIDC	183,835	578,683
GVIDM	1,228,531	3,294,890
HIBF	2,442	42,339
MCIF	18,433	43,790
MCIF2	332,612	731,148
NVAMV2	3,240	34,303
NVAMVZ	1,736,774	252,273
NVCBD1	845	102
NVCBD2	91,908	50,887
NVCCA2	26,653	13,644
NVCCN2	72,218	4,841
NVCMA2	3,841	93,857
NVCMC2	4,249	20,396
NVCMD2	68,785	193,522
NVCRA2	1,901	9,032
NVCRB2	72,042	57,326
NVDBL2	23,455	45,010
NVDCA2	2,479	3,115
NVIE6	15,675	21,570
NVLCP2	22,374	12,304
NVMIG6	25,315	429
NVMIVX	20,353	90
NVMIVZ	272,949	31,123
NVMLG2	33,383	55,120

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMMG2	77,789	21,273
NVMMV2	3,869	13,807
NVNMO2	5,429	30,074
NVNSR1	744	107
NVNSR2	1,191	155
NVOLG1	5,829,210	7,785,550
NVOLG2	4,308,973	4,073,386
NVRE2	52,937	128,507
NVSTB2	44,826	60,811
NVTIV3	5,622	9,541
SAM	4,771,894	6,031,468
SCF	10,731	19,864
SCF2	53,212	307,495
SCGF2	93,866	64,856
SCVF	5,260	2,122
SCVF2	28,117	104,007
TRF2	2,277	36,214
AMSRS	5,644	55,484
PMVEBD	890	34,465
PMVFAD	52,297	70,772
PMVLAD	19,082	75,257
PVEIB	7,085	11,952
PVGOB	106,176	54,499
PVTIGB	577	1,043
PVTSCB	799	990
VWHA	254	36,323
VWHAS	94,437	28,583
WFVSCG	18,905	68,200
GVDIVI	1,882	20,526
GVDIV2	27,043	281,058
IVKMG1	3,920	13,253
IVKMG2	68,103	127,357
NVMLV2	762,524	1,881,326

	$43,098,174	$58,981,712

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	1.65%	52,616	$30.06	to	$26.29	$1,527,739	1.32%	1.50%	to	0.78%
2019	0.95%	to	1.75%	56,557	29.62	to	25.62	1,621,462	1.02%	22.44%	to	21.45%
2018	0.95%	to	1.85%	63,789	24.19	to	20.74	1,494,042	0.74%	-6.74%	to	-7.60%
2017	0.95%	to	1.85%	70,036	25.94	to	22.44	1,760,193	1.21%	17.47%	to	16.41%
2016	0.95%	to	2.15%	82,758	22.08	to	18.42	1,763,718	0.82%	10.02%	to	8.69%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.95%	to	1.80%	11,035	19.18	to	16.30	201,855	1.55%	1.24%	to	0.37%
2019	0.95%	to	1.80%	11,466	18.94	to	16.24	207,776	0.79%	15.68%	to	14.69%
2018	0.95%	to	1.80%	13,071	16.38	to	14.16	204,176	1.01%	-23.71%	to	-24.37%
2017	0.95%	to	1.80%	16,588	21.47	to	18.72	342,425	1.94%	23.91%	to	22.85%
2016	0.95%	to	2.15%	18,176	17.32	to	14.45	301,032	1.05%	-1.74%	to	-2.93%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2020	0.95%	to	1.60%	29,668	47.86	to	42.26	1,353,878	0.00%	33.86%	to	32.99%
2019	0.95%	to	1.60%	33,723	35.75	to	31.78	1,154,752	0.00%	33.09%	to	32.21%
2018	0.95%	to	2.00%	47,218	26.86	to	22.44	1,188,099	0.00%	1.35%	to	0.26%
2017	0.95%	to	2.00%	50,013	26.50	to	22.38	1,250,101	0.00%	30.43%	to	29.05%
2016	0.95%	to	1.65%	48,231	20.32	to	18.29	946,130	0.00%	1.38%	to	0.67%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.95%	to	1.80%	51,694	41.50	to	35.27	2,056,575	0.77%	2.07%	to	1.20%
2019	0.95%	to	1.80%	61,514	40.65	to	34.85	2,409,622	0.32%	18.76%	to	17.74%
2018	0.95%	to	1.80%	65,201	34.23	to	29.60	2,155,169	0.22%	-16.10%	to	-16.83%
2017	0.95%	to	1.80%	74,486	40.80	to	35.59	2,944,428	0.24%	11.78%	to	10.82%
2016	0.95%	to	2.15%	84,356	36.50	to	30.45	2,980,413	0.36%	23.61%	to	22.12%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.95%	to	1.55%	74,605	22.69	to	21.13	1,652,395	1.33%	19.56%	to	18.84%
2019	0.95%	to	1.55%	75,010	18.97	to	17.78	1,393,629	1.25%	16.64%	to	15.93%
2018	0.95%	to	1.55%	81,650	16.27	to	15.34	1,303,613	0.84%	-8.46%	to	-9.02%
2017	0.95%	to	1.55%	86,640	17.77	to	16.86	1,514,433	1.17%	12.63%	to	11.95%
2016	0.95%	to	1.55%	114,523	15.78	to	15.06	1,784,930	1.07%	2.82%	to	2.20%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.95%	to	1.50%	15,045	42.12	to	37.98	617,599	1.58%	16.89%	to	16.24%
2019	0.95%	to	1.50%	15,566	36.03	to	32.67	547,214	1.73%	29.94%	to	29.22%
2018	0.95%	to	1.50%	15,947	27.73	to	25.29	432,005	1.64%	-5.55%	to	-6.07%
2017	0.95%	to	1.50%	19,503	29.36	to	26.92	560,302	1.66%	20.39%	to	19.72%
2016	0.95%	to	1.50%	24,961	24.39	to	22.49	598,298	1.99%	10.65%	to	10.04%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.95%	to	1.60%	45,422	45.52	to	40.52	2,006,711	1.31%	16.59%	to	15.83%
2019	0.95%	to	1.60%	50,797	39.04	to	34.98	1,919,690	1.46%	29.60%	to	28.75%
2018	0.95%	to	1.60%	57,318	30.12	to	27.17	1,672,646	1.38%	-5.76%	to	-6.39%
2017	0.95%	to	1.80%	69,346	31.96	to	28.17	2,156,056	1.49%	20.06%	to	19.04%
2016	0.95%	to	1.80%	64,894	26.62	to	23.67	1,684,953	1.75%	10.39%	to	9.44%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.10%			2,835	36.27			102,827	1.07%	22.78%
2019	1.10%			2,800	29.54			82,716	1.44%	32.88%
2018	1.10%			2,812	22.23			62,538	1.95%	-5.46%
2017	0.95%	to	1.10%	3,529	24.08	to	23.52	83,096	1.13%	14.24%	to	14.07%
2016	0.95%	to	1.10%	3,569	21.08	to	20.62	73,680	1.32%	9.33%	to	9.16%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.95%	to	1.15%	4,714	14.51	to	14.32	68,030	0.40%	6.82%	to	6.61%
2019	0.95%	to	1.15%	4,796	13.59	to	13.43	64,823	0.45%	18.72%	to	18.48%
2018	0.95%	to	1.15%	6,042	11.44	to	11.34	68,911	0.34%	-16.49%	to	-16.66%
2017	0.95%	to	1.15%	6,204	13.70	to	13.60	84,777	0.91%	13.95%	to	13.72%
2016	0.95%	to	1.15%	7,442	12.03	to	11.96	89,273	0.83%	14.11%	to	13.88%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.95%	to	1.35%	5,045	44.99	to	41.73	220,997	1.10%	9.59%	to	9.14%
2019	0.95%	to	1.35%	5,508	41.06	to	38.24	220,471	0.88%	21.05%	to	20.56%
2018	0.95%	to	1.35%	5,706	33.92	to	31.72	189,031	0.79%	-9.84%	to	-10.21%
2017	0.95%	to	1.35%	5,801	37.62	to	35.32	213,342	0.72%	11.34%	to	10.89%
2016	0.95%	to	1.35%	7,087	33.79	to	31.85	234,572	0.93%	24.54%	to	24.03%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.95%	to	1.15%	2,946	11.42	to	11.27	33,547	3.31%	1.03%	to	0.83%
2019	0.95%	to	1.30%	3,593	11.31	to	11.08	40,518	4.40%	6.06%	to	5.69%
2018	0.95%	to	1.30%	3,000	10.66	to	10.49	31,907	3.98%	-1.04%	to	-1.39%
2017	0.95%	to	1.30%	3,571	10.77	to	10.63	38,351	3.23%	2.46%	to	2.10%
2016	0.95%	to	1.30%	5,961	10.51	to	10.42	62,534	3.59%	7.91%	to	7.53%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares (FHIBS)
2020	0.95%	to	1.75%	57,677	30.62	to	26.28	1,699,074	5.91%	4.46%	to	3.61%
2019	0.95%	to	1.75%	65,510	29.32	to	25.36	1,852,017	5.73%	13.04%	to	12.13%
2018	0.95%	to	1.80%	69,383	25.93	to	22.42	1,738,349	7.88%	-4.35%	to	-5.18%
2017	0.95%	to	1.80%	77,738	27.11	to	23.65	2,039,056	6.56%	5.55%	to	4.65%
2016	0.95%	to	1.80%	92,115	25.69	to	22.60	2,293,641	6.10%	13.44%	to	12.47%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.95%	to	1.55%	51,603	19.46	to	17.38	975,371	2.72%	7.09%	to	6.44%
2019	0.95%	to	1.55%	53,565	18.17	to	16.33	947,394	2.73%	8.40%	to	7.75%
2018	0.95%	to	1.55%	51,627	16.76	to	15.16	844,472	3.57%	-1.54%	to	-2.14%
2017	0.95%	to	1.55%	79,480	17.02	to	15.49	1,328,508	3.04%	3.05%	to	2.43%
2016	0.95%	to	1.55%	77,840	16.52	to	15.12	1,257,174	3.63%	2.84%	to	2.22%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	1.85%	69,014	18.79	to	15.85	1,255,763	2.60%	6.84%	to	5.86%
2019	0.95%	to	1.85%	76,332	17.59	to	14.97	1,300,115	2.72%	8.13%	to	7.15%
2018	0.95%	to	1.85%	83,224	16.27	to	13.97	1,313,934	2.95%	-1.73%	to	-2.63%
2017	0.95%	to	1.85%	98,393	16.55	to	14.35	1,581,142	3.21%	2.77%	to	1.84%
2016	0.95%	to	1.85%	183,562	16.11	to	14.09	2,879,983	3.46%	2.55%	to	1.62%
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Primary Shares (FVK2)
2020	0.95%	to	1.20%	1,694	40.89	to	39.79	68,141	0.00%	27.57%	to	27.25%
2019	0.95%	to	1.20%	1,722	32.05	to	31.27	54,379	0.00%	32.55%	to	32.22%
2018	0.95%	to	1.20%	1,748	24.18	to	23.65	41,755	0.00%	2.85%	to	2.59%
2017	0.95%	to	1.50%	4,474	23.51	to	22.51	103,020	0.00%	27.11%	to	26.41%
2016	0.95%	to	1.50%	5,224	18.49	to	17.81	95,052	0.00%	2.68%	to	2.11%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	1.40%	34,289	10.74	to	10.63	367,308	2.27%	-0.25%	to	-0.70%
2019	0.95%	to	1.40%	41,532	10.77	to	10.70	446,505	1.99%	18.78%	to	18.24%
2018	0.95%	to	1.60%	44,308	9.07	to	9.04	401,515	0.00%	-9.34%	to	-9.56%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)
2020	0.95%	to	1.45%	23,975	22.31	to	20.10	529,761	1.16%	13.45%	to	12.87%
2019	0.95%	to	1.45%	31,945	19.67	to	17.80	622,509	1.58%	16.89%	to	16.30%
2018	0.95%	to	1.45%	35,276	16.82	to	15.31	588,494	1.44%	-6.52%	to	-6.99%
2017	0.95%	to	1.45%	38,999	18.00	to	16.46	696,703	1.64%	12.67%	to	12.10%
2016	0.95%	to	1.45%	39,924	15.97	to	14.68	633,306	1.24%	1.87%	to	1.35%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2 (FAMG2)
2020	0.95%	to	1.60%	20,260	20.78	to	18.14	416,879	0.90%	15.84%	to	15.08%
2019	0.95%	to	1.60%	24,283	17.94	to	15.76	431,906	1.32%	21.33%	to	20.54%
2018	0.95%	to	1.60%	25,825	14.78	to	13.07	378,708	1.18%	-8.76%	to	-9.36%
2017	0.95%	to	1.60%	26,473	16.20	to	14.43	425,627	1.05%	17.37%	to	16.60%
2016	0.95%	to	1.60%	28,546	13.81	to	12.37	390,894	1.21%	1.21%	to	0.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class (FAMGP)
2020	1.30%	to	1.50%	31,233	32.02	to	26.18	977,695	1.17%	15.74%	to	15.51%
2019	1.30%	to	1.50%	32,891	27.66	to	22.66	891,048	1.47%	21.23%	to	20.99%
2018	1.30%	to	1.50%	39,786	22.82	to	18.73	889,858	1.40%	-8.86%	to	-9.04%
2017	1.30%	to	1.50%	43,364	25.04	to	20.59	1,064,817	1.15%	17.19%	to	16.95%
2016	1.30%	to	1.50%	54,615	21.36	to	17.61	1,146,073	1.33%	1.13%	to	0.93%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class (FAMGS)
2020	0.95%	to	1.40%	19,401	27.51	to	21.04	515,604	0.99%	16.04%	to	15.51%
2019	0.95%	to	1.40%	21,283	23.70	to	18.21	488,527	1.37%	21.49%	to	20.94%
2018	0.95%	to	1.40%	24,888	19.51	to	15.06	472,372	1.32%	-8.64%	to	-9.05%
2017	0.95%	to	1.40%	27,156	21.36	to	16.56	565,519	1.18%	17.57%	to	17.04%
2016	0.95%	to	1.40%	31,924	18.16	to	14.15	567,386	1.28%	1.37%	to	0.91%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	1.30%	to	1.45%	50,279	31.82	to	26.90	1,558,148	1.48%	13.38%	to	13.21%
2019	1.30%	to	1.45%	56,988	28.06	to	23.76	1,559,975	1.75%	16.71%	to	16.53%
2018	1.30%	to	1.45%	64,901	24.05	to	20.39	1,524,168	1.52%	-6.59%	to	-6.73%
2017	1.30%	to	1.45%	76,879	25.74	to	21.86	1,935,133	1.83%	12.63%	to	12.45%
2016	1.30%	to	1.45%	86,285	22.86	to	19.44	1,931,202	1.41%	1.73%	to	1.58%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class (FAMS)
2020	0.95%	to	1.05%	28,575	28.13	to	27.49	799,601	1.25%	13.65%	to	13.53%
2019	0.95%	to	1.05%	38,052	24.75	to	24.21	934,385	1.57%	17.04%	to	16.92%
2018	0.95%	to	1.05%	49,824	21.15	to	20.71	1,044,742	1.54%	-6.34%	to	-6.44%
2017	0.95%	to	1.05%	56,801	22.58	to	22.13	1,272,041	1.71%	12.86%	to	12.75%
2016	0.95%	to	1.05%	67,991	20.01	to	19.63	1,349,741	1.35%	2.03%	to	1.93%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.95%	to	1.60%	44,747	31.45	to	27.45	1,363,167	1.25%	20.97%	to	20.17%
2019	0.95%	to	1.60%	50,153	26.00	to	22.84	1,264,520	1.56%	22.94%	to	22.13%
2018	0.95%	to	1.60%	52,456	21.15	to	18.70	1,077,103	1.27%	-5.35%	to	-5.98%
2017	0.95%	to	1.60%	54,960	22.34	to	19.89	1,194,123	1.08%	15.02%	to	14.26%
2016	0.95%	to	1.60%	79,584	19.43	to	17.41	1,508,912	1.17%	5.97%	to	5.27%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class (FBP)
2020	1.30%	to	1.50%	230,735	53.44	to	35.59	11,844,915	1.42%	20.80%	to	20.55%
2019	1.30%	to	1.50%	262,331	44.24	to	29.52	11,178,690	1.72%	22.89%	to	22.64%
2018	1.30%	to	1.50%	284,758	36.00	to	24.07	9,893,328	1.43%	-5.47%	to	-5.67%
2017	1.30%	to	1.50%	310,198	38.08	to	25.52	11,421,908	1.44%	14.92%	to	14.68%
2016	1.30%	to	1.50%	346,852	33.14	to	22.25	11,133,449	1.29%	5.87%	to	5.66%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class (FBS)
2020	0.95%	to	1.10%	59,304	37.40	to	30.18	2,202,595	1.37%	21.16%	to	20.98%
2019	0.95%	to	1.10%	65,209	30.87	to	24.95	1,999,779	1.64%	23.12%	to	22.93%
2018	0.95%	to	1.10%	69,964	25.07	to	20.29	1,743,542	1.36%	-5.18%	to	-5.33%
2017	0.95%	to	1.10%	82,925	26.44	to	21.44	2,180,050	1.36%	15.14%	to	14.97%
2016	0.95%	to	1.10%	92,071	22.96	to	18.65	2,095,202	1.24%	6.14%	to	5.98%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2020	0.95%	to	1.60%	48,813	31.72	to	27.76	1,507,520	0.05%	32.08%	to	31.21%
2019	0.95%	to	1.60%	54,566	24.02	to	21.16	1,278,625	0.36%	28.59%	to	27.75%
2018	0.95%	to	2.00%	65,059	18.68	to	15.38	1,168,248	0.33%	-6.07%	to	-7.08%
2017	0.95%	to	2.00%	67,904	19.88	to	16.55	1,300,360	0.60%	22.33%	to	21.04%
2016	0.95%	to	2.00%	95,588	16.25	to	13.67	1,462,454	0.69%	1.69%	to	0.61%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class (FDCAS)
2020	0.95%	to	1.00%	9,998	32.72	to	32.39	326,977	0.13%	32.21%	to	32.14%
2019	0.95%	to	1.00%	9,999	24.75	to	24.51	247,348	0.53%	28.72%	to	28.66%
2018	0.95%	to	1.20%	10,588	19.23	to	18.36	203,166	0.43%	-5.88%	to	-6.12%
2017	0.95%	to	1.20%	11,225	20.43	to	19.56	228,774	0.77%	22.59%	to	22.28%
2016	0.95%	to	1.20%	11,768	16.66	to	15.99	195,656	0.85%	1.78%	to	1.53%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.95%	to	1.85%	269,614	28.67	to	23.74	7,458,461	1.62%	5.43%	to	4.47%
2019	0.95%	to	1.85%	309,177	27.19	to	22.72	8,116,773	1.81%	25.90%	to	24.76%
2018	0.95%	to	1.85%	336,322	21.60	to	18.21	7,027,552	2.00%	-9.41%	to	-10.24%
2017	0.95%	to	1.85%	375,423	23.84	to	20.29	8,679,977	1.43%	11.58%	to	10.57%
2016	0.95%	to	2.15%	453,777	21.37	to	17.44	9,405,063	2.04%	16.59%	to	15.19%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.30%	to	1.50%	181,413	39.18	to	31.52	6,905,253	1.79%	5.31%	to	5.09%
2019	1.30%	to	1.50%	201,505	37.20	to	29.99	7,280,087	2.01%	25.79%	to	25.53%
2018	1.30%	to	1.50%	234,998	29.57	to	23.89	6,763,254	2.18%	-9.49%	to	-9.68%
2017	1.30%	to	1.50%	266,402	32.68	to	26.45	8,475,289	1.63%	11.43%	to	11.21%
2016	1.30%	to	1.50%	316,487	29.32	to	23.79	9,025,154	2.25%	16.49%	to	16.25%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.95%	to	1.50%	197,168	33.00	to	24.17	6,164,107	1.74%	5.53%	to	4.95%
2019	0.95%	to	1.50%	213,668	31.27	to	23.03	6,345,772	1.91%	26.12%	to	25.42%
2018	0.95%	to	1.50%	245,942	24.79	to	18.36	5,804,909	2.07%	-9.28%	to	-9.78%
2017	0.95%	to	1.50%	295,045	27.33	to	20.35	7,687,349	1.57%	11.74%	to	11.12%
2016	0.95%	to	1.50%	332,738	24.46	to	18.32	7,731,447	2.17%	16.79%	to	16.14%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.95%	to	1.85%	309,788	31.24	to	25.87	9,417,739	0.04%	42.19%	to	40.90%
2019	0.95%	to	1.85%	341,782	21.97	to	18.36	7,318,073	0.06%	32.70%	to	31.50%
2018	0.95%	to	1.85%	396,350	16.55	to	13.96	6,399,676	0.04%	-1.38%	to	-2.28%
2017	0.95%	to	1.85%	444,704	16.79	to	14.29	7,293,298	0.08%	33.54%	to	32.33%
2016	0.95%	to	1.85%	508,025	12.57	to	10.80	6,243,423	0.00%	-0.40%	to	-1.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.95%	to	1.60%	124,590	26.92	to	23.50	3,250,924	1.90%	6.57%	to	5.87%
2019	0.95%	to	1.60%	139,310	25.26	to	22.19	3,421,431	3.43%	28.45%	to	27.61%
2018	0.95%	to	1.60%	157,055	19.67	to	17.39	3,010,215	0.20%	-10.06%	to	-10.65%
2017	0.95%	to	1.75%	174,470	21.87	to	18.95	3,715,791	1.08%	15.51%	to	14.58%
2016	0.95%	to	2.15%	189,471	18.93	to	15.45	3,490,603	1.54%	14.71%	to	13.33%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class (FGIP)
2020	1.30%	to	1.50%	101,837	43.53	to	34.96	4,293,354	2.12%	6.45%	to	6.23%
2019	1.30%	to	1.50%	110,788	40.89	to	32.91	4,393,733	3.61%	28.36%	to	28.10%
2018	1.30%	to	1.50%	125,623	31.86	to	25.69	3,888,663	0.36%	-10.17%	to	-10.35%
2017	1.30%	to	1.50%	144,596	35.46	to	28.66	4,995,427	1.25%	15.38%	to	15.15%
2016	1.30%	to	1.50%	161,747	30.74	to	24.89	4,843,504	1.65%	14.58%	to	14.34%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)
2020	0.95%	to	1.25%	137,168	36.08	to	25.42	4,892,222	2.06%	6.71%	to	6.39%
2019	0.95%	to	1.25%	142,917	33.81	to	23.89	4,778,345	3.54%	28.71%	to	28.32%
2018	0.95%	to	1.25%	162,030	26.27	to	18.62	4,210,119	0.25%	-9.94%	to	-10.22%
2017	0.95%	to	1.30%	183,327	29.17	to	20.54	5,291,380	1.16%	15.67%	to	15.26%
2016	0.95%	to	1.30%	209,101	25.22	to	17.82	5,222,564	1.59%	14.85%	to	14.44%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.30%	to	1.50%	214,535	68.85	to	56.68	14,300,467	0.07%	42.02%	to	41.74%
2019	1.30%	to	1.50%	233,086	48.48	to	39.99	10,950,386	0.26%	32.57%	to	32.30%
2018	1.30%	to	1.50%	242,955	36.57	to	30.23	8,614,533	0.24%	-1.47%	to	-1.67%
2017	1.30%	to	1.50%	279,392	37.11	to	30.74	10,079,536	0.22%	33.38%	to	33.11%
2016	1.30%	to	1.50%	308,053	27.82	to	23.09	8,324,436	0.04%	-0.51%	to	-0.71%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.95%	to	1.50%	215,599	60.35	to	36.73	12,846,659	0.06%	42.38%	to	41.59%
2019	0.95%	to	1.50%	228,952	42.39	to	25.94	9,585,434	0.17%	32.91%	to	32.17%
2018	0.95%	to	1.50%	254,601	31.89	to	19.62	8,006,621	0.15%	-1.23%	to	-1.78%
2017	0.95%	to	1.65%	286,803	32.29	to	19.42	9,100,252	0.13%	33.72%	to	32.78%
2016	0.95%	to	1.65%	323,147	24.15	to	14.62	7,666,055	0.00%	-0.24%	to	-0.94%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2020	0.95%	to	1.85%	87,368	19.98	to	16.55	1,682,301	4.91%	1.45%	to	0.53%
2019	0.95%	to	1.85%	96,807	19.70	to	16.46	1,838,908	4.97%	13.68%	to	12.65%
2018	0.95%	to	1.85%	107,633	17.33	to	14.61	1,803,548	5.24%	-4.55%	to	-5.42%
2017	0.95%	to	1.80%	128,888	18.15	to	15.59	2,273,654	4.96%	5.90%	to	4.94%
2016	0.95%	to	1.85%	152,038	17.14	to	14.72	2,539,327	5.22%	13.09%	to	12.06%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.30%	to	1.50%	217,364	22.29	to	18.14	4,704,691	4.96%	1.41%	to	1.20%
2019	1.30%	to	1.50%	232,341	21.98	to	17.93	4,965,571	5.11%	13.61%	to	13.38%
2018	1.30%	to	1.50%	258,160	19.35	to	15.81	4,854,611	5.40%	-4.55%	to	-4.74%
2017	1.30%	to	1.50%	296,755	20.27	to	16.60	5,857,714	5.13%	5.55%	to	5.33%
2016	1.30%	to	1.50%	343,791	19.21	to	15.76	6,416,845	5.23%	13.12%	to	12.89%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.95%	to	1.50%	117,741	19.36	to	16.91	2,255,104	4.94%	1.67%	to	1.11%
2019	0.95%	to	1.50%	124,096	19.04	to	16.72	2,338,545	5.09%	13.83%	to	13.20%
2018	0.95%	to	1.50%	134,299	16.73	to	14.77	2,222,500	5.38%	-4.52%	to	-5.05%
2017	0.95%	to	1.50%	150,007	17.52	to	15.56	2,600,525	5.00%	6.06%	to	5.47%
2016	0.95%	to	1.50%	178,803	16.52	to	14.75	2,926,836	5.02%	13.29%	to	12.66%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class (FIGBP)
2020	0.95%	to	1.55%	278,774	25.77	to	21.18	7,056,811	2.15%	8.36%	to	7.70%
2019	0.95%	to	1.55%	312,503	23.79	to	19.67	7,309,975	2.68%	8.62%	to	7.97%
2018	0.95%	to	1.55%	338,882	21.90	to	18.22	7,306,160	2.44%	-1.48%	to	-2.08%
2017	0.95%	to	1.70%	366,021	22.23	to	18.08	8,025,994	2.32%	3.23%	to	2.45%
2016	0.95%	to	1.70%	411,242	21.53	to	17.65	8,764,791	2.23%	3.75%	to	2.97%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2020	0.95%	to	1.70%	551,361	44.78	to	28.29	25,673,612	1.74%	17.12%	to	16.23%
2019	0.95%	to	1.70%	607,919	38.23	to	24.34	24,311,780	1.96%	30.10%	to	29.12%
2018	0.95%	to	1.70%	650,919	29.39	to	18.85	20,038,250	1.83%	-5.40%	to	-6.12%
2017	0.95%	to	1.70%	706,961	31.07	to	20.08	23,002,643	1.79%	20.56%	to	19.65%
2016	0.95%	to	1.70%	767,109	25.77	to	16.78	20,707,304	1.45%	10.80%	to	9.96%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.95%	to	1.80%	213,117	55.43	to	46.38	11,523,123	0.40%	16.75%	to	15.75%
2019	0.95%	to	1.80%	241,230	47.47	to	40.07	11,166,909	0.67%	22.00%	to	20.96%
2018	0.95%	to	1.80%	260,035	38.91	to	33.13	9,872,938	0.40%	-15.59%	to	-16.32%
2017	0.95%	to	1.80%	293,442	46.10	to	39.59	13,205,938	0.49%	19.39%	to	18.37%
2016	0.95%	to	2.15%	331,701	38.61	to	31.51	12,485,102	0.30%	10.86%	to	9.52%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class (FMCP)
2020	1.30%			21,576	93.62			2,019,873	0.65%	16.65%
2019	1.30%			23,138	80.25			1,856,871	0.84%	21.84%
2018	1.30%			28,142	65.86			1,853,632	0.63%	-15.66%
2017	1.30%			33,669	78.09			2,629,256	0.68%	19.24%
2016	1.30%			37,441	65.49			2,451,969	0.50%	10.78%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.95%	to	1.45%	72,392	98.96	to	81.85	7,091,340	0.57%	16.92%	to	16.33%
2019	0.95%	to	1.45%	73,665	84.64	to	70.36	6,173,561	0.79%	22.18%	to	21.56%
2018	0.95%	to	1.45%	78,453	69.28	to	57.88	5,382,046	0.55%	-15.46%	to	-15.88%
2017	0.95%	to	1.85%	84,392	81.94	to	63.79	6,848,687	0.61%	19.56%	to	18.48%
2016	0.95%	to	1.85%	91,532	68.53	to	53.84	6,216,021	0.42%	11.05%	to	10.04%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2020	0.95%	to	1.50%	391,363	12.72	to	11.30	4,758,018	0.28%	-0.63%	to	-1.18%
2019	0.95%	to	1.50%	276,218	12.80	to	11.44	3,381,718	1.96%	1.05%	to	0.49%
2018	0.95%	to	1.50%	329,911	12.66	to	11.38	4,042,255	1.67%	0.67%	to	0.11%
2017	0.95%	to	1.50%	259,691	12.58	to	11.37	3,167,687	0.66%	-0.27%	to	-0.83%
2016	0.95%	to	1.50%	317,926	12.61	to	11.46	3,883,361	0.20%	-0.75%	to	-1.29%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.95%	to	1.75%	118,942	17.40	to	14.71	2,025,043	0.21%	14.24%	to	13.32%
2019	0.95%	to	1.75%	133,700	15.23	to	12.98	1,990,416	1.50%	26.29%	to	25.27%
2018	0.95%	to	1.85%	149,856	12.06	to	10.17	1,766,634	1.26%	-15.87%	to	-16.64%
2017	0.95%	to	1.85%	167,724	14.33	to	12.20	2,346,971	1.16%	28.76%	to	27.59%
2016	0.95%	to	2.15%	204,269	11.13	to	9.09	2,210,272	1.22%	-6.17%	to	-7.30%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	1.30%	to	1.50%	202,392	29.29	to	23.88	5,779,620	0.43%	14.11%	to	13.88%
2019	1.30%	to	1.50%	229,946	25.67	to	20.97	5,758,023	1.69%	26.11%	to	25.85%
2018	1.30%	to	1.50%	256,238	20.36	to	16.66	5,097,130	1.47%	-15.92%	to	-16.09%
2017	1.30%	to	1.50%	296,806	24.21	to	19.86	7,029,972	1.42%	28.60%	to	28.34%
2016	1.30%	to	1.50%	323,022	18.83	to	15.47	5,963,170	1.41%	-6.29%	to	-6.48%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.95%	to	1.45%	68,848	25.45	to	20.04	1,695,171	0.35%	14.40%	to	13.82%
2019	0.95%	to	1.45%	72,812	22.25	to	17.60	1,569,198	1.65%	26.46%	to	25.82%
2018	0.95%	to	1.45%	79,146	17.59	to	13.99	1,350,864	1.43%	-15.70%	to	-16.13%
2017	0.95%	to	1.45%	87,445	20.87	to	16.68	1,774,069	1.33%	28.87%	to	28.22%
2016	0.95%	to	1.45%	94,480	16.19	to	13.01	1,487,928	1.31%	-6.02%	to	-6.49%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2020	0.95%	to	1.75%	12,421	28.43	to	24.25	340,170	1.29%	5.01%	to	4.17%
2019	0.95%	to	1.75%	13,177	27.07	to	23.28	344,774	1.53%	30.62%	to	29.57%
2018	0.95%	to	1.75%	15,277	20.72	to	17.97	306,634	0.90%	-14.90%	to	-15.60%
2017	0.95%	to	1.75%	14,997	24.35	to	21.29	354,418	1.07%	14.27%	to	13.35%
2016	0.95%	to	1.75%	16,956	21.31	to	18.78	351,773	0.87%	10.65%	to	9.76%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class (FVS)
2020	0.95%	to	1.05%	6,927	29.29	to	28.71	201,999	1.37%	5.22%	to	5.11%
2019	0.95%	to	1.05%	7,136	27.84	to	27.32	197,792	1.70%	30.75%	to	30.62%
2018	0.95%	to	1.05%	7,580	21.29	to	20.91	160,732	0.78%	-14.79%	to	-14.88%
2017	0.95%	to	1.05%	10,465	24.98	to	24.57	260,848	1.22%	14.44%	to	14.33%
2016	0.95%	to	1.05%	10,654	21.83	to	21.49	232,072	0.99%	10.84%	to	10.73%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.95%	to	1.10%	3,330	36.01	to	35.01	119,160	1.21%	7.15%	to	6.99%
2019	0.95%	to	1.10%	3,462	33.61	to	32.73	115,544	1.60%	33.02%	to	32.81%
2018	0.95%	to	1.10%	3,553	25.27	to	24.64	89,151	0.87%	-18.12%	to	-18.25%
2017	0.95%	to	1.10%	3,601	30.86	to	30.14	110,324	1.40%	18.08%	to	17.90%
2016	0.95%	to	1.10%	3,705	26.13	to	25.56	96,173	0.98%	8.44%	to	8.28%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	0.95%	to	1.85%	27,895	33.12	to	27.93	890,455	1.05%	6.99%	to	6.02%
2019	0.95%	to	1.85%	32,063	30.96	to	26.34	961,268	1.35%	32.82%	to	31.62%
2018	0.95%	to	1.85%	38,703	23.31	to	20.02	874,809	0.70%	-18.29%	to	-19.03%
2017	0.95%	to	1.85%	45,056	28.52	to	24.72	1,248,737	1.18%	17.96%	to	16.89%
2016	0.95%	to	1.85%	62,029	24.18	to	21.15	1,453,285	0.82%	8.24%	to	7.26%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.95%	to	1.55%	28,635	17.61	to	16.31	490,848	1.49%	10.68%	to	10.01%
2019	0.95%	to	1.55%	29,901	15.91	to	14.82	464,281	3.45%	18.72%	to	18.00%
2018	0.95%	to	1.55%	32,984	13.40	to	12.56	431,451	3.18%	-10.51%	to	-11.06%
2017	0.95%	to	1.55%	37,734	14.98	to	14.12	553,880	2.73%	10.92%	to	10.25%
2016	0.95%	to	1.40%	35,569	13.50	to	12.98	473,365	3.99%	12.11%	to	11.60%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.95%	to	1.35%	23,237	42.49	to	39.42	962,456	1.51%	15.12%	to	14.66%
2019	0.95%	to	1.35%	25,941	36.91	to	34.38	934,719	1.48%	28.35%	to	27.84%
2018	0.95%	to	1.35%	28,650	28.76	to	26.89	805,720	1.41%	-5.75%	to	-6.13%
2017	0.95%	to	1.35%	34,987	30.51	to	28.65	1,045,467	1.74%	19.70%	to	19.22%
2016	0.95%	to	1.40%	38,141	25.49	to	23.85	950,548	1.57%	15.23%	to	14.70%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.95%	to	1.35%	4,374	18.66	to	17.31	79,320	3.63%	-1.86%	to	-2.25%
2019	0.95%	to	1.35%	4,666	19.01	to	17.71	86,333	1.98%	11.77%	to	11.31%
2018	0.95%	to	1.35%	4,830	17.01	to	15.91	80,084	2.88%	-16.08%	to	-16.42%
2017	0.95%	to	1.35%	5,011	20.27	to	19.03	99,160	2.80%	15.91%	to	15.44%
2016	0.95%	to	1.35%	5,341	17.49	to	16.48	91,309	2.14%	6.47%	to	6.04%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2020	0.95%	to	1.75%	95,369	28.27	to	24.25	2,608,679	2.13%	-2.03%	to	-2.82%
2019	0.95%	to	1.75%	114,445	28.85	to	24.96	3,196,118	1.70%	23.75%	to	22.75%
2018	0.95%	to	1.75%	122,049	23.31	to	20.33	2,758,073	1.38%	-13.20%	to	-13.91%
2017	0.95%	to	1.80%	147,616	26.86	to	23.43	3,847,277	1.90%	16.46%	to	15.47%
2016	0.95%	to	2.15%	170,225	23.06	to	19.24	3,812,937	1.33%	15.88%	to	14.48%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.95%	to	1.80%	57,271	42.15	to	35.82	2,343,903	0.00%	40.65%	to	39.44%
2019	0.95%	to	1.80%	66,685	29.97	to	25.69	1,942,185	0.00%	35.13%	to	33.97%
2018	0.95%	to	1.85%	71,377	22.18	to	19.01	1,538,165	0.00%	-4.81%	to	-5.68%
2017	0.95%	to	1.85%	81,060	23.30	to	20.16	1,835,883	0.00%	25.82%	to	24.68%
2016	0.95%	to	1.85%	88,018	18.52	to	16.17	1,582,192	0.00%	1.05%	to	0.13%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2020	0.95%	to	1.80%	16,688	24.18	to	21.31	386,892	0.91%	12.49%	to	11.53%
2019	0.95%	to	1.80%	23,823	21.50	to	19.11	493,032	0.17%	27.44%	to	26.35%
2018	0.95%	to	1.80%	25,825	16.87	to	15.12	420,964	0.00%	-10.47%	to	-11.25%
2017	0.95%	to	1.80%	27,696	18.84	to	17.04	505,140	0.76%	11.81%	to	10.85%
2016	0.95%	to	1.80%	32,638	16.85	to	15.37	534,914	0.50%	8.98%	to	8.04%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2020	1.10%	to	1.35%	1,867	24.52	to	23.62	45,354	1.37%	12.60%	to	12.31%
2019	1.10%	to	1.35%	1,901	21.77	to	21.03	41,045	0.94%	27.55%	to	27.22%
2018	0.95%	to	1.35%	2,137	17.40	to	16.53	36,298	0.88%	-10.26%	to	-10.63%
2017	0.95%	to	1.35%	2,410	19.39	to	18.50	45,818	1.04%	12.10%	to	11.65%
2016	0.95%	to	1.35%	2,492	17.30	to	16.57	42,335	0.71%	9.22%	to	8.78%
Invesco - Invesco V.I. International Growth Fund: Series II Shares (AVIE2)
2020	0.95%	to	1.75%	2,347	33.27	to	28.55	74,924	2.12%	12.66%	to	11.75%
2019	0.95%	to	1.75%	2,670	29.53	to	25.54	75,885	1.22%	27.02%	to	25.99%
2018	0.95%	to	1.80%	3,335	23.25	to	20.10	74,810	1.60%	-16.02%	to	-16.74%
2017	0.95%	to	1.80%	5,680	27.68	to	24.14	153,894	1.27%	21.56%	to	20.52%
2016	0.95%	to	1.80%	5,752	22.77	to	20.03	128,353	1.11%	-1.64%	to	-2.48%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	1.10%	to	1.35%	4,377	30.15	to	28.76	131,186	0.75%	8.05%	to	7.77%
2019	1.10%	to	1.35%	4,412	27.90	to	26.69	122,355	0.51%	23.90%	to	23.59%
2018	1.10%	to	1.35%	4,411	22.52	to	21.59	98,787	0.52%	-12.33%	to	-12.55%
2017	0.95%	to	1.35%	4,480	26.30	to	24.70	114,497	0.49%	13.83%	to	13.37%
2016	0.95%	to	1.35%	5,595	23.11	to	21.78	125,986	0.08%	12.36%	to	11.91%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	1.10%			1,310	14.72			19,280	0.00%	47.18%			****
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.95%	to	1.40%	10,277	14.70	to	14.65	150,893	0.00%	46.97%	to	46.52%	****
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.95%	to	1.80%	117,600	33.97	to	28.87	3,859,688	1.16%	12.61%	to	11.65%
2019	0.95%	to	1.80%	141,461	30.17	to	25.86	4,140,552	0.82%	30.49%	to	29.37%
2018	0.95%	to	2.00%	156,454	23.12	to	19.31	3,493,815	0.90%	-8.98%	to	-9.95%
2017	0.95%	to	2.00%	170,379	25.40	to	21.45	4,186,060	1.04%	15.53%	to	14.31%
2016	0.95%	to	2.15%	184,565	21.99	to	18.34	3,945,367	0.87%	10.24%	to	8.91%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.95%	to	1.35%	5,136	47.41	to	43.97	237,235	0.71%	26.43%	to	25.92%
2019	0.95%	to	1.35%	5,361	37.50	to	34.92	196,142	0.90%	30.54%	to	30.01%
2018	0.95%	to	1.35%	5,631	28.73	to	26.86	158,081	0.92%	-14.01%	to	-14.36%
2017	0.95%	to	1.50%	8,693	33.41	to	30.63	284,415	0.91%	35.37%	to	34.62%
2016	0.95%	to	1.50%	7,872	24.68	to	22.75	190,245	1.07%	-0.87%	to	-1.42%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.95%	to	1.95%	72,493	45.32	to	37.42	3,183,692	0.43%	26.13%	to	24.85%
2019	0.95%	to	1.95%	95,666	35.93	to	29.97	3,331,826	0.64%	30.21%	to	28.89%
2018	0.95%	to	1.95%	105,223	27.59	to	23.25	2,817,400	0.77%	-14.22%	to	-15.09%
2017	0.95%	to	1.95%	121,449	32.17	to	27.38	3,795,774	0.73%	35.03%	to	33.67%
2016	0.95%	to	1.95%	139,347	23.82	to	20.49	3,231,307	0.77%	-1.10%	to	-2.10%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	1.10%	4,750	13.51	to	13.38	63,846	0.66%	19.89%	to	19.71%
2019	0.95%	to	1.10%	4,966	11.27	to	11.17	55,716	0.71%	26.74%	to	26.54%
2018	0.95%	to	1.10%	5,177	8.89	to	8.83	45,863	0.78%	-20.32%	to	-20.44%
2017	0.95%	to	1.10%	6,018	11.16	to	11.10	66,848	0.96%	25.25%	to	25.06%
2016	0.95%	to	1.10%	5,921	8.91	to	8.88	52,607	0.80%	-3.64%	to	-3.78%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.95%	to	1.35%	7,305	11.72	to	11.34	84,655	5.36%	2.42%	to	2.00%
2019	0.95%	to	1.35%	8,796	11.44	to	11.12	99,672	3.84%	9.75%	to	9.31%
2018	0.95%	to	1.35%	12,216	10.43	to	10.17	126,571	4.96%	-5.31%	to	-5.70%
2017	0.95%	to	1.35%	12,109	11.01	to	10.78	132,619	2.31%	5.27%	to	4.84%
2016	0.95%	to	1.40%	12,642	10.46	to	10.26	131,676	4.59%	5.52%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.95%	to	1.75%	110,004	21.89	to	18.78	2,331,425	5.29%	2.01%	to	1.19%
2019	0.95%	to	1.75%	119,493	21.46	to	18.56	2,490,561	3.42%	9.56%	to	8.67%
2018	0.95%	to	1.80%	130,558	19.58	to	16.93	2,483,738	4.59%	-5.45%	to	-6.27%
2017	0.95%	to	1.80%	148,044	20.71	to	18.07	2,982,572	1.98%	5.03%	to	4.13%
2016	0.95%	to	1.80%	171,043	19.72	to	17.35	3,288,314	4.58%	5.26%	to	4.36%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.95%	to	1.20%	7,683	50.14	to	47.84	375,181	0.65%	18.79%	to	18.49%
2019	0.95%	to	1.20%	7,663	42.21	to	40.37	315,467	0.19%	25.27%	to	24.95%
2018	0.95%	to	1.20%	9,469	33.69	to	32.31	311,498	0.30%	-11.18%	to	-11.41%
2017	0.95%	to	1.35%	9,640	37.93	to	35.62	357,645	0.78%	13.07%	to	12.62%
2016	0.95%	to	1.35%	11,073	33.55	to	31.63	363,815	0.52%	16.93%	to	16.46%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.95%	to	1.40%	11,010	27.64	to	25.85	297,232	0.37%	18.50%	to	17.96%
2019	0.95%	to	1.40%	13,627	23.32	to	21.92	311,208	0.00%	24.94%	to	24.37%
2018	0.95%	to	2.00%	17,947	18.67	to	16.31	321,475	0.06%	-11.39%	to	-12.34%
2017	0.95%	to	2.00%	23,242	21.07	to	18.61	472,872	0.61%	12.83%	to	11.64%
2016	0.95%	to	2.00%	23,304	18.67	to	16.67	421,867	0.27%	16.56%	to	15.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.95%	to	1.60%	11,539	21.12	to	19.56	240,660	2.04%	12.80%	to	12.06%
2019	0.95%	to	1.60%	14,110	18.73	to	17.46	261,186	2.02%	20.62%	to	19.83%
2018	0.95%	to	1.60%	16,307	15.52	to	14.57	250,487	1.43%	-6.34%	to	-6.96%
2017	0.95%	to	1.60%	31,665	16.58	to	15.66	519,477	1.53%	17.15%	to	16.39%
2016	0.95%	to	1.60%	36,561	14.15	to	13.45	512,617	0.62%	-3.49%	to	-4.12%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.95%	to	1.30%	8,300	10.49	to	10.25	86,308	1.78%	-2.21%	to	-2.56%
2019	0.95%	to	1.30%	8,975	10.73	to	10.52	95,557	0.90%	17.02%	to	16.61%
2018	0.95%	to	1.30%	9,250	9.17	to	9.02	84,285	2.01%	-19.33%	to	-19.62%
2017	0.95%	to	1.30%	6,486	11.37	to	11.22	73,333	1.68%	26.62%	to	26.17%
2016	0.95%	to	1.30%	5,338	8.98	to	8.89	47,748	1.20%	19.64%	to	19.21%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	1.75%	61,031	21.66	to	20.67	1,305,871	0.23%	21.04%	to	20.06%
2019	0.95%	to	1.75%	76,949	17.89	to	17.21	1,364,547	0.34%	38.26%	to	37.14%
2018	0.95%	to	1.75%	79,898	12.94	to	12.55	1,026,362	0.33%	-0.38%	to	-1.19%
2017	0.95%	to	1.75%	88,795	12.99	to	12.70	1,147,131	0.43%	26.89%	to	25.87%
2016	0.95%	to	1.75%	105,949	10.24	to	10.09	1,080,927	0.39%	4.84%	to	3.99%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	0.95%	to	1.95%	64,253	36.48	to	30.12	2,257,527	0.00%	34.83%	to	33.47%
2019	0.95%	to	1.95%	60,508	27.06	to	22.57	1,575,429	0.00%	36.96%	to	35.58%
2018	0.95%	to	1.95%	68,199	19.76	to	16.65	1,295,056	0.00%	-0.01%	to	-1.03%
2017	0.95%	to	1.95%	75,975	19.76	to	16.82	1,447,570	0.00%	25.48%	to	24.21%
2016	0.95%	to	1.95%	88,955	15.75	to	13.54	1,352,466	0.00%	3.62%	to	2.58%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.95%	to	1.65%	31,910	53.94	to	47.18	1,669,578	0.00%	44.20%	to	43.18%
2019	0.95%	to	1.65%	36,257	37.40	to	32.95	1,315,218	0.00%	39.93%	to	38.94%
2018	0.95%	to	1.65%	38,204	26.73	to	23.71	990,805	0.00%	-2.66%	to	-3.35%
2017	0.95%	to	1.65%	45,261	27.46	to	24.54	1,206,160	0.00%	25.14%	to	24.25%
2016	0.95%	to	1.65%	55,880	21.94	to	19.75	1,189,536	0.00%	7.77%	to	7.01%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.95%	to	1.95%	60,361	35.75	to	29.52	2,091,290	1.42%	2.24%	to	1.21%
2019	0.95%	to	1.95%	57,034	34.96	to	29.16	1,940,740	1.92%	28.28%	to	26.98%
2018	0.95%	to	2.00%	68,873	27.26	to	22.77	1,798,363	1.25%	-11.21%	to	-12.16%
2017	0.95%	to	2.00%	83,777	30.70	to	25.92	2,466,112	1.79%	16.24%	to	15.01%
2016	0.95%	to	1.95%	88,675	26.41	to	22.71	2,276,151	1.88%	12.70%	to	11.56%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.95%	to	1.40%	27,220	27.48	to	26.18	738,311	0.80%	19.06%	to	18.52%
2019	0.95%	to	1.40%	34,529	23.08	to	22.09	787,754	1.47%	24.46%	to	23.89%
2018	0.95%	to	1.40%	37,254	18.55	to	17.83	683,828	0.90%	-10.59%	to	-11.00%
2017	0.95%	to	1.60%	40,517	20.74	to	19.72	830,746	1.28%	25.62%	to	24.80%
2016	0.95%	to	2.00%	54,089	16.51	to	15.38	876,705	1.16%	2.86%	to	1.77%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	1.75%	24,001	17.17	to	14.88	405,541	2.51%	6.53%	to	5.67%
2019	0.95%	to	1.75%	23,228	16.12	to	14.08	368,532	3.58%	9.56%	to	8.68%
2018	0.95%	to	1.75%	19,139	14.71	to	12.96	277,321	2.59%	-1.86%	to	-2.65%
2017	0.95%	to	1.75%	14,226	14.99	to	13.31	208,670	2.88%	4.89%	to	4.05%
2016	0.95%	to	1.75%	13,367	14.29	to	12.79	188,797	1.66%	4.86%	to	4.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.95%	to	1.75%	246,559	16.41	to	14.08	3,935,476	2.05%	5.07%	to	4.23%
2019	0.95%	to	1.75%	247,644	15.62	to	13.51	3,771,193	2.30%	5.26%	to	4.41%
2018	0.95%	to	1.85%	263,230	14.84	to	12.72	3,811,983	2.13%	-1.00%	to	-1.91%
2017	0.95%	to	1.85%	281,571	14.99	to	12.97	4,125,434	2.02%	1.12%	to	0.20%
2016	0.95%	to	1.85%	328,316	14.82	to	12.94	4,760,379	1.80%	-0.21%	to	-1.12%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.95%	to	1.75%	26,341	34.97	to	30.00	901,435	1.67%	11.92%	to	11.02%
2019	0.95%	to	1.75%	33,600	31.24	to	27.02	1,020,954	2.07%	21.50%	to	20.52%
2018	0.95%	to	1.75%	40,568	25.71	to	22.42	1,014,582	0.42%	-18.44%	to	-19.10%
2017	0.95%	to	1.75%	47,424	31.53	to	27.72	1,455,118	0.94%	39.88%	to	38.76%
2016	0.95%	to	1.75%	50,081	22.54	to	19.98	1,100,350	0.83%	6.46%	to	5.60%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.95%	to	1.55%	164,833	23.42	to	21.42	3,786,855	1.47%	10.93%	to	10.26%
2019	0.95%	to	1.40%	168,710	21.11	to	19.84	3,506,204	1.64%	19.64%	to	19.09%
2018	0.95%	to	1.40%	169,952	17.65	to	16.66	2,952,561	1.19%	-5.89%	to	-6.32%
2017	0.95%	to	1.40%	213,243	18.75	to	17.78	3,943,625	1.09%	14.70%	to	14.18%
2016	0.95%	to	1.75%	205,107	16.35	to	14.99	3,312,038	1.85%	7.97%	to	7.10%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.95%	to	1.80%	36,905	14.28	to	12.58	509,646	2.17%	8.17%	to	7.24%
2019	0.95%	to	1.80%	33,905	13.20	to	11.73	432,619	1.79%	7.95%	to	7.02%
2018	0.95%	to	1.80%	34,215	12.23	to	10.96	404,764	2.31%	-2.02%	to	-2.86%
2017	0.95%	to	1.80%	37,426	12.48	to	11.29	454,171	1.16%	2.23%	to	1.36%
2016	0.95%	to	1.80%	53,528	12.21	to	11.14	640,740	2.71%	1.68%	to	0.81%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.95%	to	1.80%	51,977	33.53	to	29.55	1,712,751	0.66%	28.70%	to	27.59%
2019	0.95%	to	1.80%	58,150	26.05	to	23.16	1,487,165	0.64%	33.50%	to	32.35%
2018	0.95%	to	1.80%	64,800	19.52	to	17.50	1,244,168	0.21%	-10.29%	to	-11.06%
2017	0.95%	to	1.80%	77,759	21.75	to	19.67	1,662,235	0.67%	29.73%	to	28.62%
2016	0.95%	to	1.80%	89,158	16.77	to	15.30	1,472,969	1.44%	-0.76%	to	-1.61%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.95%	to	1.40%	27,512	24.90	to	23.39	675,347	1.65%	12.00%	to	11.50%
2019	0.95%	to	1.40%	33,807	22.23	to	20.98	741,054	1.28%	24.47%	to	23.91%
2018	0.95%	to	1.40%	40,920	17.86	to	16.93	720,858	0.97%	-3.12%	to	-3.56%
2017	0.95%	to	1.40%	42,422	18.43	to	17.56	772,099	1.39%	20.77%	to	20.22%
2016	0.95%	to	1.55%	41,588	15.26	to	14.39	627,366	1.22%	10.03%	to	9.37%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.95%	to	1.80%	90,217	42.06	to	37.06	3,730,034	0.70%	50.06%	to	48.77%
2019	0.95%	to	1.80%	92,618	28.03	to	24.91	2,558,023	0.35%	29.05%	to	27.94%
2018	0.95%	to	1.80%	102,775	21.72	to	19.47	2,201,752	0.29%	-1.61%	to	-2.45%
2017	0.95%	to	1.80%	116,284	22.07	to	19.96	2,528,783	0.29%	26.59%	to	25.50%
2016	0.95%	to	1.80%	149,664	17.44	to	15.91	2,579,019	0.22%	8.03%	to	7.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.95%	to	1.95%	498,891	29.45	to	24.31	14,085,989	0.22%	11.26%	to	10.14%
2019	0.95%	to	1.95%	511,090	26.47	to	22.07	12,995,145	2.01%	20.67%	to	19.45%
2018	0.95%	to	1.95%	585,769	21.93	to	18.48	12,335,377	1.60%	-8.61%	to	-9.54%
2017	0.95%	to	1.95%	628,511	24.00	to	20.43	14,504,907	1.59%	15.57%	to	14.41%
2016	0.95%	to	1.95%	701,777	20.76	to	17.86	14,034,174	1.74%	7.45%	to	6.37%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.95%	to	1.85%	285,950	21.73	to	18.29	5,884,399	0.13%	7.52%	to	6.54%
2019	0.95%	to	1.85%	314,133	20.21	to	17.16	6,030,525	2.10%	12.40%	to	11.38%
2018	0.95%	to	1.85%	367,493	17.98	to	15.41	6,297,674	1.92%	-4.65%	to	-5.52%
2017	0.95%	to	1.85%	393,094	18.85	to	16.31	7,093,989	1.81%	8.18%	to	7.20%
2016	0.95%	to	2.15%	441,268	17.43	to	14.54	7,372,985	1.88%	4.70%	to	3.44%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.95%			55,124	13.31			733,454	3.27%	33.06%		****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.95%	to	1.80%	89,569	31.50	to	26.77	2,726,461	0.22%	11.74%	to	10.79%
2019	0.95%	to	1.80%	93,681	28.19	to	24.17	2,554,663	1.89%	22.56%	to	21.51%
2018	0.95%	to	1.80%	105,736	23.00	to	19.89	2,353,667	1.34%	-9.73%	to	-10.50%
2017	0.95%	to	1.80%	134,712	25.48	to	22.22	3,277,630	1.54%	17.31%	to	16.30%
2016	0.95%	to	1.80%	140,182	21.72	to	19.11	2,919,621	1.57%	8.43%	to	7.50%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.95%	to	1.80%	218,457	17.76	to	15.10	3,708,348	0.09%	5.70%	to	4.79%
2019	0.95%	to	1.80%	243,237	16.80	to	14.40	3,909,979	2.13%	8.49%	to	7.56%
2018	0.95%	to	1.80%	259,221	15.49	to	13.39	3,845,916	1.90%	-2.74%	to	-3.58%
2017	0.95%	to	1.80%	303,612	15.93	to	13.89	4,646,090	1.85%	4.68%	to	3.79%
2016	0.95%	to	2.15%	342,635	15.21	to	12.69	5,019,715	1.87%	3.28%	to	2.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.95%	to	1.95%	896,353	25.43	to	21.00	21,613,873	0.13%	9.30%	to	8.19%
2019	0.95%	to	1.95%	1,036,701	23.27	to	19.41	22,935,619	2.10%	16.63%	to	15.45%
2018	0.95%	to	1.95%	1,195,423	19.95	to	16.81	22,738,121	1.80%	-6.58%	to	-7.53%
2017	0.95%	to	1.95%	1,287,294	21.35	to	18.18	26,340,702	1.71%	11.86%	to	10.73%
2016	0.95%	to	1.95%	1,474,336	19.09	to	16.42	27,047,874	1.79%	6.13%	to	5.06%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	1.10%	to	1.20%	3,731	12.92	to	12.83	48,196	3.66%	4.85%	to	4.74%
2019	0.95%	to	1.20%	7,174	12.43	to	12.25	88,673	5.58%	13.65%	to	13.36%
2018	0.95%	to	1.20%	8,102	10.94	to	10.81	88,155	5.85%	-3.93%	to	-4.17%
2017	0.95%	to	1.20%	8,434	11.38	to	11.28	95,625	4.17%	5.75%	to	5.48%
2016	0.95%	to	1.35%	17,297	10.76	to	10.65	185,152	6.29%	13.07%	to	12.62%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.95%	to	1.50%	6,802	45.15	to	40.71	298,778	1.14%	12.04%	to	11.42%
2019	0.95%	to	1.50%	7,923	40.29	to	36.54	311,708	1.21%	24.46%	to	23.77%
2018	0.95%	to	1.50%	10,984	32.38	to	29.52	347,450	1.27%	-12.23%	to	-12.72%
2017	0.95%	to	1.50%	12,050	36.89	to	33.82	434,051	1.10%	14.68%	to	14.05%
2016	0.95%	to	1.50%	13,234	32.17	to	29.66	415,535	1.23%	19.15%	to	18.49%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.60%	57,280	41.45	to	36.66	2,292,366	0.94%	11.76%	to	11.03%
2019	0.95%	to	1.60%	73,472	37.09	to	33.02	2,643,922	1.10%	24.22%	to	23.41%
2018	0.95%	to	2.00%	81,656	29.86	to	25.00	2,362,470	1.08%	-12.41%	to	-13.35%
2017	0.95%	to	2.00%	89,393	34.09	to	28.85	2,953,742	0.89%	14.48%	to	13.27%
2016	0.95%	to	2.15%	98,586	29.78	to	24.90	2,846,545	1.13%	18.88%	to	17.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.95%	to	1.20%	3,107	31.48	to	30.56	97,065	1.06%	0.43%	to	0.18%
2019	0.95%	to	1.20%	4,380	31.34	to	30.51	136,504	2.57%	25.48%	to	25.16%
2018	0.95%	to	1.20%	4,662	24.98	to	24.37	115,756	1.25%	-10.34%	to	-10.56%
2017	0.95%	to	1.20%	4,825	27.86	to	27.25	133,642	1.44%	7.41%	to	7.14%
2016	0.95%	to	1.20%	6,355	25.93	to	25.44	163,769	1.69%	19.07%	to	18.77%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.95%	to	1.80%	148,364	11.82	to	11.79	1,751,924	1.16%	18.16%	to	17.86%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	1.10%	to	1.20%	736	15.11	to	14.91	11,027	2.72%	5.83%	to	5.73%
2019	1.10%	to	1.20%	698	14.27	to	14.10	9,891	3.07%	7.74%	to	7.64%
2018	1.10%	to	1.20%	658	13.25	to	13.10	8,661	3.29%	-1.52%	to	-1.62%
2017	1.10%	to	1.20%	617	13.45	to	13.32	8,254	3.08%	3.25%	to	3.15%
2016	1.10%	to	1.20%	580	13.03	to	12.91	7,520	3.20%	4.19%	to	4.09%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.95%	to	1.30%	39,753	14.91	to	14.25	586,058	2.46%	5.76%	to	5.38%
2019	0.95%	to	1.60%	37,451	14.10	to	13.05	524,081	3.03%	7.66%	to	6.96%
2018	0.95%	to	1.60%	30,645	13.09	to	12.20	397,865	3.15%	-1.64%	to	-2.29%
2017	0.95%	to	1.55%	27,348	13.31	to	12.55	360,636	1.83%	3.19%	to	2.57%
2016	0.95%	to	1.55%	57,867	12.90	to	12.24	735,814	2.89%	4.01%	to	3.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.95%	to	1.15%	33,536	18.88	to	18.40	617,111	0.99%	10.41%	to	10.19%
2019	0.95%	to	1.65%	34,022	17.10	to	15.74	567,736	2.87%	19.10%	to	18.26%
2018	0.95%	to	1.65%	34,648	14.36	to	13.31	486,065	1.90%	-9.04%	to	-9.68%
2017	0.95%	to	1.65%	40,212	15.78	to	14.74	622,671	1.64%	14.71%	to	13.90%
2016	0.95%	to	1.65%	42,141	13.76	to	12.94	569,888	2.68%	6.30%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.95%	to	1.50%	22,367	14.82	to	13.81	325,119	0.25%	6.57%	to	5.98%
2019	1.00%	to	1.50%	17,414	13.82	to	13.03	237,783	2.53%	9.56%	to	9.01%
2018	1.00%	to	1.50%	17,524	12.62	to	11.95	218,617	1.96%	-3.58%	to	-4.07%
2017	1.00%	to	1.50%	21,431	13.08	to	12.46	276,973	1.97%	5.30%	to	4.77%
2016	1.00%	to	1.50%	24,285	12.43	to	11.89	298,838	2.45%	3.57%	to	3.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.95%	to	1.10%	2,448	19.32	to	18.96	46,400	1.21%	11.19%	to	11.03%
2019	0.95%	to	1.10%	7,787	17.38	to	17.07	134,312	2.80%	21.07%	to	20.89%
2018	0.95%	to	1.10%	9,944	14.35	to	14.12	141,646	1.80%	-10.37%	to	-10.50%
2017	0.95%	to	1.60%	11,946	16.01	to	15.03	188,768	1.50%	16.95%	to	16.19%
2016	0.95%	to	1.10%	10,123	13.69	to	13.51	137,606	2.56%	6.57%	to	6.41%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.95%	to	1.60%	20,021	16.55	to	15.22	315,854	0.57%	8.02%	to	7.31%
2019	0.95%	to	1.60%	21,099	15.32	to	14.19	309,215	2.69%	13.22%	to	12.47%
2018	0.95%	to	1.60%	20,747	13.53	to	12.61	268,909	1.93%	-5.67%	to	-6.30%
2017	0.95%	to	1.60%	26,695	14.34	to	13.46	368,477	1.55%	8.84%	to	8.13%
2016	0.95%	to	1.60%	37,587	13.18	to	12.45	481,553	1.63%	4.99%	to	4.31%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.95%	to	1.30%	113,982	18.13	to	17.34	2,018,396	0.83%	9.64%	to	9.25%
2019	0.95%	to	1.30%	124,506	16.54	to	15.87	2,015,802	2.76%	17.02%	to	16.61%
2018	0.95%	to	1.30%	129,286	14.13	to	13.61	1,792,367	2.13%	-7.97%	to	-8.30%
2017	0.95%	to	1.30%	120,868	15.36	to	14.84	1,823,466	1.76%	12.89%	to	12.49%
2016	0.95%	to	1.40%	130,521	13.61	to	13.08	1,747,835	2.60%	5.73%	to	5.25%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.95%	to	1.20%	3,811	19.72	to	19.10	75,136	1.07%	11.49%	to	11.21%
2019	0.95%	to	1.20%	4,219	17.69	to	17.18	74,382	0.27%	22.78%	to	22.47%
2018	0.95%	to	1.20%	81,335	14.41	to	14.02	1,147,961	1.87%	-11.60%	to	-11.82%
2017	0.95%	to	1.20%	81,260	16.30	to	15.90	1,299,872	1.27%	18.66%	to	18.37%
2016	0.95%	to	1.20%	84,394	13.73	to	13.44	1,139,909	2.37%	7.34%	to	7.07%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.95%	to	1.60%	36,498	17.25	to	15.87	620,025	0.67%	8.64%	to	7.93%
2019	0.95%	to	1.60%	35,899	15.88	to	14.70	561,470	2.64%	15.08%	to	14.32%
2018	0.95%	to	1.60%	37,909	13.80	to	12.86	515,793	2.06%	-7.13%	to	-7.74%
2017	0.95%	to	1.60%	46,620	14.85	to	13.94	683,580	1.82%	10.99%	to	10.26%
2016	0.95%	to	1.60%	51,320	13.38	to	12.64	679,433	2.42%	5.10%	to	4.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.95%	to	1.85%	36,046	21.20	to	19.06	751,485	0.13%	8.37%	to	7.38%
2019	0.95%	to	1.85%	37,987	19.56	to	17.75	731,732	2.21%	14.25%	to	13.21%
2018	0.95%	to	1.85%	42,093	17.12	to	15.68	710,515	1.95%	-5.76%	to	-6.62%
2017	0.95%	to	1.85%	42,664	18.17	to	16.79	765,017	1.75%	10.08%	to	9.08%
2016	0.95%	to	1.85%	44,527	16.50	to	15.39	726,545	1.92%	5.30%	to	4.34%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.95%	to	1.55%	1,741	26.34	to	24.54	45,186	0.18%	10.56%	to	9.89%
2019	0.95%	to	1.55%	1,859	23.83	to	22.33	43,656	2.10%	18.80%	to	18.08%
2018	0.95%	to	1.55%	1,951	20.06	to	18.91	38,612	1.72%	-7.36%	to	-7.93%
2017	0.95%	to	1.55%	1,959	21.65	to	20.54	41,929	1.77%	13.72%	to	13.03%
2016	0.95%	to	1.75%	2,639	19.04	to	17.89	49,446	1.95%	6.72%	to	5.86%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.95%	to	1.45%	5,864	11.67	to	10.94	67,449	0.90%	6.66%	to	6.12%
2019	0.95%	to	1.45%	7,114	10.94	to	10.31	76,326	2.49%	17.78%	to	17.19%
2018	0.95%	to	1.45%	6,928	9.29	to	8.80	63,207	1.70%	-15.62%	to	-16.04%
2017	0.95%	to	1.55%	8,801	11.01	to	10.38	95,186	1.41%	25.87%	to	25.11%
2016	0.95%	to	1.55%	16,711	8.74	to	8.30	144,624	1.59%	-0.32%	to	-0.92%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.95%	to	1.30%	23,937	16.24	to	15.53	383,600	2.66%	8.00%	to	7.62%
2019	0.95%	to	1.30%	23,665	15.03	to	14.43	351,326	3.09%	8.55%	to	8.17%
2018	0.95%	to	1.40%	19,473	13.85	to	13.19	267,196	2.18%	-2.39%	to	-2.84%
2017	0.95%	to	1.55%	25,924	14.19	to	13.38	364,315	2.07%	2.78%	to	2.16%
2016	0.95%	to	1.55%	43,208	13.80	to	13.10	586,593	2.85%	2.36%	to	1.74%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	1.10%	to	1.55%	1,455	20.87	to	19.70	29,610	0.00%	49.10%	to	48.42%
2018	1.30%			463	10.43			4,828	1.15%	-17.76%
2017	1.10%	to	1.30%	1,899	12.93	to	12.68	24,439	1.10%	24.16%	to	23.91%
2016	1.10%			1,436	10.41			14,955	1.11%	-3.54%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	1.10%			2,034	11.75			23,910	0.00%	17.55%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.95%	to	1.55%	24,099	11.76	to	11.74	283,322	0.00%	17.59%	to	17.44%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.95%	to	1.30%	988	31.26	to	29.89	30,856	0.00%	28.68%	to	28.23%
2019	0.95%	to	1.30%	3,012	24.29	to	23.31	72,369	5.05%	28.98%	to	28.53%
2018	0.95%	to	1.30%	1,215	18.83	to	18.13	22,443	0.05%	-4.27%	to	-4.61%
2017	0.95%	to	1.30%	1,450	19.67	to	19.01	28,033	0.09%	28.65%	to	28.20%
2016	0.95%	to	1.15%	2,290	15.29	to	15.03	34,599	0.44%	1.02%	to	0.82%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.95%	to	1.55%	4,959	38.58	to	35.72	189,130	0.00%	58.97%	to	58.01%
2019	0.95%	to	1.25%	3,444	24.27	to	23.42	83,185	0.00%	35.54%	to	35.13%
2018	0.95%	to	1.25%	3,047	17.90	to	17.33	54,284	0.00%	-7.94%	to	-8.22%
2017	0.95%	to	1.35%	3,568	19.45	to	18.70	68,771	0.00%	26.31%	to	25.81%
2016	0.95%	to	1.35%	2,995	15.40	to	14.86	45,714	0.00%	5.05%	to	4.63%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.95%	to	1.60%	9,180	23.31	to	21.45	210,850	2.06%	-2.08%	to	-2.73%
2019	0.95%	to	1.60%	9,754	23.81	to	22.05	229,207	2.35%	22.67%	to	21.86%
2018	0.95%	to	1.60%	9,196	19.41	to	18.09	176,285	0.94%	-13.98%	to	-14.55%
2017	0.95%	to	1.60%	14,880	22.56	to	21.17	332,203	1.10%	12.76%	to	12.02%
2016	0.95%	to	1.60%	16,845	20.01	to	18.90	334,563	2.09%	16.48%	to	15.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.95%			2,908	24.58			71,468	0.29%	12.32%
2019	0.95%	to	1.00%	4,615	21.88	to	21.75	100,802	0.57%	26.87%	to	26.81%
2018	0.95%	to	1.00%	4,722	17.25	to	17.15	81,311	0.43%	-5.91%	to	-5.96%
2017	0.95%	to	1.60%	5,068	18.33	to	17.20	91,117	0.55%	23.58%	to	22.77%
2016	0.95%	to	1.00%	4,304	14.83	to	14.77	63,780	0.60%	12.47%	to	12.41%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	1.10%			447	25.34			11,328	0.82%	12.11%
2019	1.10%			447	22.60			10,104	0.84%	24.62%
2018	1.10%			447	18.14			8,107	0.66%	-6.83%
2017	1.10%			447	19.47			8,702	0.35%	17.32%
2016	1.10%			952	16.59			15,798	0.83%	8.90%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	1.00%			717	25.39			18,208	0.79%	12.20%
2019	1.00%			717	22.63			16,227	0.76%	24.79%
2018	1.00%			717	18.14			13,004	0.58%	-6.82%
2017	1.00%	to	1.10%	740	19.46	to	19.28	14,399	0.54%	17.18%	to	17.07%
2016	1.00%	to	1.10%	785	16.61	to	16.47	13,030	0.76%	9.01%	to	8.90%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.95%	to	1.50%	1,072,347	49.14	to	46.05	50,135,991	1.30%	17.77%	to	17.11%
2019	0.95%	to	1.50%	1,237,304	41.72	to	39.32	49,320,287	1.68%	36.31%	to	35.55%
2018	0.95%	to	1.50%	1,396,169	30.61	to	29.01	41,005,484	0.75%	-2.22%	to	-2.76%
2017	0.95%	to	1.50%	1,608,600	31.30	to	29.83	48,526,687	0.47%	26.11%	to	25.41%
2016	0.95%	to	1.50%	1,845,013	24.82	to	23.79	44,318,916	0.72%	2.65%	to	2.08%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.95%	to	1.95%	875,237	47.70	to	42.37	41,229,609	1.09%	17.40%	to	16.22%
2019	0.95%	to	1.95%	964,507	40.63	to	36.46	38,720,102	1.49%	36.03%	to	34.66%
2018	0.95%	to	1.95%	1,050,445	29.87	to	27.08	31,035,289	0.50%	-2.48%	to	-3.47%
2017	0.95%	to	1.95%	1,194,445	30.63	to	28.05	36,226,942	0.23%	25.86%	to	24.60%
2016	0.95%	to	2.15%	1,355,624	24.33	to	22.16	32,702,586	0.49%	2.35%	to	1.11%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.95%	to	1.80%	57,693	17.36	to	15.56	990,417	1.28%	-6.59%	to	-7.40%
2019	0.95%	to	1.80%	62,749	18.58	to	16.81	1,154,455	1.45%	29.21%	to	28.10%
2018	0.95%	to	1.80%	69,287	14.38	to	13.12	987,514	1.78%	-4.97%	to	-5.79%
2017	0.95%	to	1.80%	60,727	15.14	to	13.93	907,402	1.77%	5.14%	to	4.24%
2016	0.95%	to	1.80%	75,338	14.40	to	13.36	1,070,614	1.68%	6.16%	to	5.25%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.95%	to	1.30%	4,549	11.42	to	10.92	50,915	1.18%	1.86%	to	1.50%
2019	0.95%	to	1.20%	5,891	11.21	to	10.88	65,379	1.89%	3.10%	to	2.84%
2018	0.95%	to	1.20%	8,788	10.87	to	10.58	94,657	2.30%	-0.14%	to	-0.40%
2017	0.95%	to	1.55%	10,499	10.89	to	10.27	113,412	2.48%	0.62%	to	0.01%
2016	0.95%	to	1.55%	8,109	10.82	to	10.27	87,131	1.37%	1.52%	to	0.91%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.95%			150	17.04			2,556	1.66%	4.18%
2019	0.95%	to	1.10%	419	16.35	to	16.09	6,784	2.45%	11.42%	to	11.25%
2017	1.10%			319	17.35			5,534	2.03%	21.37%
2016	1.10%			337	14.29			4,817	1.72%	0.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.95%	to	1.70%	971,451	10.21	to	8.85	9,714,020	0.24%	-0.71%	to	-1.46%
2019	0.95%	to	1.70%	1,087,782	10.29	to	8.98	10,972,823	1.76%	0.81%	to	0.05%
2018	0.95%	to	1.80%	1,146,182	10.20	to	8.82	11,502,531	1.38%	0.42%	to	-0.44%
2017	0.95%	to	1.80%	1,252,955	10.16	to	8.86	12,523,746	0.42%	-0.53%	to	-1.38%
2016	0.95%	to	1.80%	1,270,668	10.21	to	8.98	12,767,988	0.01%	-0.94%	to	-1.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.95%	to	1.10%	6,821	44.67	to	43.43	302,073	0.02%	21.52%	to	21.34%
2019	0.95%	to	1.10%	7,301	36.75	to	35.79	265,935	0.07%	24.45%	to	24.27%
2018	0.95%	to	1.10%	7,723	29.53	to	28.80	226,026	0.01%	-13.47%	to	-13.60%
2017	0.95%	to	1.50%	8,191	34.13	to	31.30	276,643	0.00%	12.41%	to	11.79%
2016	0.95%	to	1.50%	10,874	30.36	to	27.99	325,636	0.33%	21.67%	to	20.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.95%	to	1.95%	22,444	43.82	to	36.18	952,791	0.02%	21.19%	to	19.97%
2019	0.95%	to	1.95%	31,316	36.16	to	30.16	1,087,725	0.00%	24.16%	to	22.91%
2018	0.95%	to	1.95%	34,848	29.12	to	24.54	976,422	0.00%	-13.67%	to	-14.54%
2017	0.95%	to	1.95%	37,911	33.73	to	28.71	1,233,213	0.00%	12.13%	to	11.00%
2016	0.95%	to	1.95%	40,899	30.08	to	25.87	1,189,260	0.10%	21.38%	to	20.16%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.95%	to	1.85%	15,674	37.07	to	31.20	562,090	0.00%	39.18%	to	37.92%
2019	0.95%	to	1.85%	16,509	26.63	to	22.62	426,309	0.00%	34.09%	to	32.87%
2018	0.95%	to	1.85%	16,900	19.86	to	17.03	325,948	0.00%	-9.09%	to	-9.92%
2017	0.95%	to	1.65%	19,277	21.85	to	19.52	407,934	0.00%	23.47%	to	22.35%
2016	0.95%	to	2.15%	33,559	17.70	to	14.76	567,694	0.00%	7.03%	to	5.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.95%	to	1.10%	1,941	33.47	to	32.54	63,527	0.08%	4.15%	to	4.00%
2019	0.95%	to	1.10%	1,791	32.13	to	31.29	56,379	1.11%	17.87%	to	17.69%
2018	0.95%	to	1.10%	1,708	27.26	to	26.59	45,692	0.70%	-17.75%	to	-17.87%
2017	0.95%	to	1.10%	2,474	33.14	to	32.37	80,426	0.50%	8.03%	to	7.87%
2016	0.95%	to	1.10%	2,719	30.68	to	30.01	81,906	0.64%	24.74%	to	24.55%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.95%	to	1.75%	27,842	29.73	to	25.55	790,802	0.00%	3.95%	to	3.11%
2019	0.95%	to	1.75%	31,099	28.60	to	24.78	851,935	0.87%	17.56%	to	16.61%
2018	0.95%	to	1.80%	33,509	24.33	to	21.07	784,352	0.45%	-17.91%	to	-18.62%
2017	0.95%	to	1.80%	36,027	29.64	to	25.90	1,028,842	0.28%	7.72%	to	6.80%
2016	0.95%	to	1.80%	40,192	27.51	to	24.25	1,063,262	0.44%	24.42%	to	23.36%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.95%	to	1.30%	1,145	26.68	to	25.33	29,780	0.60%	9.01%	to	8.62%
2019	0.95%	to	1.30%	2,706	24.47	to	23.32	64,791	1.55%	27.80%	to	27.35%
2018	0.95%	to	1.30%	1,699	19.15	to	18.31	31,830	0.79%	-1.23%	to	-1.58%
2017	0.95%	to	1.40%	2,049	19.39	to	18.39	38,809	0.70%	19.11%	to	18.57%
2016	0.95%	to	1.65%	2,815	16.28	to	15.09	44,695	0.97%	10.10%	to	9.33%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.95%	to	1.25%	3,753	37.27	to	35.43	138,163	0.54%	18.43%	to	18.07%
2019	0.95%	to	1.25%	5,488	31.47	to	30.01	171,342	0.38%	24.69%	to	24.31%
2018	0.95%	to	1.40%	6,709	25.24	to	23.61	167,912	0.49%	-6.63%	to	-7.05%
2017	0.95%	to	1.40%	6,782	27.03	to	25.40	181,898	0.42%	17.31%	to	16.78%
2016	0.95%	to	1.40%	9,212	23.04	to	21.75	211,100	0.65%	8.82%	to	8.33%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	1.15%			31	12.79			396	4.80%	5.35%
2019	1.15%	to	1.55%	2,939	12.14	to	11.86	34,916	4.37%	13.33%	to	12.88%
2018	1.15%	to	1.55%	2,941	10.71	to	10.51	30,937	3.97%	-5.93%	to	-6.31%
2017	1.00%	to	1.55%	3,930	11.45	to	11.21	44,330	4.98%	8.69%	to	8.08%
2016	1.00%	to	1.55%	4,426	10.53	to	10.38	46,138	5.56%	12.08%	to	11.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.95%	to	1.25%	5,498	13.77	to	13.29	74,158	5.47%	9.61%	to	9.28%
2019	0.95%	to	1.40%	7,290	12.56	to	11.97	89,232	1.90%	5.90%	to	5.42%
2018	0.95%	to	1.40%	7,341	11.86	to	11.35	85,046	4.09%	-4.99%	to	-5.42%
2017	0.95%	to	1.40%	11,966	12.49	to	12.00	147,394	1.50%	9.69%	to	9.19%
2016	0.95%	to	1.40%	14,640	11.39	to	10.99	164,817	1.13%	1.93%	to	1.47%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.95%	to	1.50%	57,105	12.30	to	11.52	696,150	1.11%	1.91%	to	1.35%
2019	0.95%	to	1.50%	61,822	12.06	to	11.37	739,914	2.67%	2.94%	to	2.36%
2018	0.95%	to	1.50%	61,409	11.72	to	11.11	713,695	1.81%	-0.72%	to	-1.27%
2017	0.95%	to	1.50%	61,320	11.81	to	11.25	718,268	1.25%	0.29%	to	-0.26%
2016	0.95%	to	1.50%	83,141	11.77	to	11.28	967,359	1.39%	0.35%	to	-0.21%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.95%	to	1.30%	6,692	13.85	to	13.67	91,927	1.70%	4.80%	to	4.43%
2019	0.95%	to	1.30%	7,629	13.22	to	13.09	100,244	2.75%	29.17%	to	28.71%
2018	0.95%	to	1.45%	16,674	10.23	to	10.15	170,045	0.58%	-9.36%	to	-9.82%
2017	0.95%	to	1.30%	11,235	11.29	to	11.26	126,696	0.00%	12.91%	to	12.64%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	1.55%	18,950	25.34	to	24.67	476,302	0.04%	37.39%	to	36.56%
2019	0.95%	to	1.55%	17,560	18.45	to	18.06	321,804	0.14%	35.44%	to	34.62%
2018	0.95%	to	1.55%	20,043	13.62	to	13.42	271,745	0.00%	1.40%	to	0.78%
2017	0.95%	to	1.55%	27,747	13.43	to	13.31	371,378	0.10%	29.66%	to	28.88%
2016	0.95%	to	1.55%	61,879	10.36	to	10.33	640,191	0.00%	3.58%	to	3.29%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.95%	to	1.35%	2,087	20.71	to	19.21	41,700	1.61%	11.03%	to	10.58%
2019	0.95%	to	1.35%	2,124	18.65	to	17.37	38,311	1.36%	23.96%	to	23.46%
2018	0.95%	to	1.35%	2,195	15.05	to	14.07	32,028	1.38%	-19.89%	to	-20.21%
2017	0.95%	to	1.35%	2,364	18.78	to	17.64	43,164	2.69%	25.38%	to	24.88%
2016	0.95%	to	1.35%	6,096	14.98	to	14.12	89,214	3.35%	-3.38%	to	-3.77%

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2020	0.95%	to	1.35%	1,132	29.93	to	27.76	33,013	1.07%	2.98%	to	2.56%
2019	0.95%	to	1.35%	1,138	29.06	to	27.07	32,232	0.65%	23.06%	to	22.56%
2018	0.95%	to	1.35%	1,125	23.62	to	22.08	25,913	0.41%	-20.69%	to	-21.01%
2017	0.95%	to	1.35%	1,306	29.78	to	27.96	37,923	0.71%	6.85%	to	6.42%
2016	0.95%	to	1.35%	1,511	27.87	to	26.27	41,247	1.38%	26.29%	to	25.78%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.95%	to	1.10%	703	7.26	to	7.17	5,092	0.99%	17.98%	to	17.80%
2019	0.95%	to	1.40%	6,091	6.16	to	5.95	36,561	0.00%	10.81%	to	10.30%
2018	0.95%	to	1.40%	6,310	5.56	to	5.39	34,309	0.00%	-28.96%	to	-29.29%
2017	0.95%	to	1.40%	21,602	7.82	to	7.62	167,605	0.00%	-2.63%	to	-3.07%
2016	0.95%	to	1.40%	23,189	8.03	to	7.86	185,017	0.39%	42.35%	to	41.70%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	1.10%			30,536	6.96			212,470	0.88%	17.52%
2019	0.95%	to	1.10%	6,391	5.99	to	5.92	37,913	0.00%	10.49%	to	10.32%
2018	0.95%	to	1.10%	6,755	5.42	to	5.37	36,377	0.00%	-29.11%	to	-29.21%
2017	0.95%	to	1.10%	41,674	7.65	to	7.58	318,404	0.00%	-2.90%	to	-3.05%
2016	0.95%	to	1.30%	44,073	7.88	to	7.75	346,781	0.26%	42.05%	to	41.55%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.95%	to	1.20%	1,042	59.69	to	57.96	61,974	0.00%	56.29%	to	55.89%
2019	0.95%	to	1.30%	2,602	38.19	to	36.78	99,030	0.00%	23.64%	to	23.21%
2018	0.95%	to	1.60%	3,953	30.89	to	28.98	120,054	0.00%	0.34%	to	-0.32%
2017	0.95%	to	1.60%	3,630	30.78	to	29.08	109,419	0.00%	24.67%	to	23.85%
2016	0.95%	to	1.60%	4,561	24.69	to	23.48	111,183	0.00%	6.73%	to	6.03%
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.